UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 83.5%

AUSTRALIA -- 2.9%
   ABB Grain                                             51,600    $        274
   Amcor                                                309,883           1,771
   AMP                                                  825,800           6,574
   APN News & Media                                      44,850             214
   Australia & New Zealand Banking
      Group                                             229,981           5,114
   Babcock & Brown                                       84,751           1,657
   BHP Billiton                                         134,903           2,690
   Billabong International                              112,300           1,540
   BlueScope Steel                                      229,200           1,557
   Brambles*                                            258,443           2,575
   Brambles (B)*                                        165,521           1,674
   Caltex Australia                                      31,400             569
   Challenger Financial Services
      Group                                             371,801           1,207
   Cochlear                                              28,835           1,318
   Commonwealth Bank of Australia                        46,952           1,831
   CSL                                                   22,888           1,179
   Foster's Group                                       431,411           2,353
   GPT Group                                             50,629             224
   Insurance Australia Group                            388,183           1,943
   IOOF Holdings                                          2,800              24
   Leighton Holdings                                     32,400             516
   Lend Lease                                           111,186           1,616
   Lion Nathan                                           60,600             390
   Macquarie Airports                                 2,250,271           6,385
   Macquarie Bank                                        36,752           2,286
   Macquarie Infrastructure Group                     1,090,319           2,974
   Mirvac Group                                         328,034           1,445
   National Australia Bank                              177,900           5,665
   OneSteel                                             117,990             435
   Pacific Brands                                       413,303             850
   PaperlinX                                            137,800             427
   Perilya                                               19,167              83
   Port Bouvard                                           1,300               5
   Promina Group                                         45,806             250
   Qantas Airways                                       378,700           1,558
   QBE Insurance Group                                  890,386          20,247
   Rinker Group                                         224,210           3,190
   Rio Tinto (B)                                         59,175           3,466
   Santos                                               339,409           2,641
   Specialty Fashion Group*                              55,200              67
   St George Bank                                        23,900             622
   Suncorp-Metway                                        76,744           1,231
   Sunland Group                                         66,500             189
   TABCORP Holdings                                      43,700             580
   Telstra                                              873,500           2,850
   Toll Holdings                                        113,300           1,632
   Westpac Banking                                      117,045           2,236
   Woolworths                                           450,150           8,480
   Zinifex                                               66,500             985
                                                                   -------------
                                                                        109,589
                                                                   -------------

AUSTRIA -- 0.5%
   Boehler-Uddeholm (B)                                   8,724             611
   Erste Bank der Oesterreichischen
      Sparkassen                                         17,501           1,341
   IMMOFINANZ*                                           21,019             299
   Mayr Melnhof Karton*                                   3,060             573
   OMV                                                   61,200           3,469
   Raiffeisen International Bank Holding                  7,018           1,069
   Telekom Austria                                      115,700           3,097

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Voestalpine                                          126,800    $      7,152
                                                                   -------------
                                                                         17,611
                                                                   -------------

BELGIUM -- 1.1%
   AGFA-Gevaert                                          12,901             329
   Belgacom (B)                                          72,539           3,192
   Compagnie Maritime Belge                               4,888             210
   D'ieteren                                              1,820             647
   Delhaize Group                                        27,104           2,257
   Dexia                                                136,248           3,728
   Fortis                                               250,027          10,656
   Fortis (Netherlands Line)                            185,286           7,894
   InBev (B)                                             28,390           1,870
   KBC Groep (B)                                         19,800           2,426
   Mobistar                                              19,662           1,676
   Omega Pharma (B)                                      20,000           1,507
   Solvay                                                13,000           1,992
   UCB (B)                                               29,750           2,038
                                                                   -------------
                                                                         40,422
                                                                   -------------

BERMUDA -- 0.0%
   Frontline*                                            36,600           1,182
                                                                   -------------

BRAZIL -- 0.1%
   Gerdau ADR                                           138,375           2,214
   Uniao de Bancos Brasileiros ADR                       13,800           1,283
                                                                   -------------
                                                                          3,497
                                                                   -------------

CANADA -- 2.1%
   Abitibi-Consolidated (B)                             116,200             298
   Alcan                                                126,700           6,182
   Cameco (B)                                           118,000           4,786
   Canadian Natural Resources (B)                        82,100           4,385
   EnCana (B)                                            56,900           2,624
   Kinross Gold*                                        585,850           6,957
   LionOre Mining International*                        302,700           3,447
   Manulife Financial (B)                                32,700           1,106
   Methanex (B)                                          51,300           1,406
   Nexen (B)                                             63,000           3,476
   Potash Saskatchewan (B)                               37,300           5,353
   Research In Motion*                                   41,100           5,252
   Rogers Communications, Cl B (B)                      362,440          10,807
   Suncor Energy (B)                                     32,100           2,532
   Teck Cominco, Cl B                                   196,450          14,839
   TELUS (B)                                             73,800           3,300
   Toronto-Dominion Bank (B)                             19,500           1,168
                                                                   -------------
                                                                         77,918
                                                                   -------------

CHINA -- 0.2%
   China Petroleum & Chemical,
      Cl H (B)                                        2,176,000           2,015
   Foxconn International Holdings (B)*                  949,000           3,105
   Industrial & Commercial Bank of
      China, Cl H                                     1,064,000             661
   PetroChina, Cl H                                   1,114,000           1,578
   Tingyi Cayman Islands Holding                        234,000             229
                                                                   -------------
                                                                          7,588
                                                                   -------------

DENMARK -- 0.4%
   Carlsberg, Cl B                                       15,400           1,528
   Danske Bank                                          125,400           5,568
   DSV                                                    7,400           1,351
   East Asiatic                                          10,125             566
   Novo-Nordisk, Cl B                                    35,600           2,963


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Sydbank                                               37,188    $      1,776
   TDC                                                      700              27
   Topdanmark*                                            3,850             636
                                                                   -------------
                                                                         14,415
                                                                   -------------

FINLAND -- 0.9%
   Fortum                                               342,650           9,742
   Kemira*                                               32,000             719
   Metso                                                 11,700             590
   Neste Oil                                            126,300           3,835
   Nokia                                                272,000           5,552
   Nokia ADR                                              7,500             152
   OKO Bank, Cl A                                        98,600           1,651
   Orion, Cl B*                                          33,600             729
   Outokumpu                                             79,000           3,090
   Sampo, Cl A                                           62,700           1,677
   Stora Enso, Cl R                                      61,500             973
   UPM-Kymmene                                          156,400           3,943
                                                                   -------------
                                                                         32,653
                                                                   -------------

FRANCE -- 9.9%
   Accor (B)                                             18,817           1,456
   Air France-KLM (B)                                   235,946           9,922
   Air Liquide (B)                                        7,691           1,824
   Alstom (B)*                                           41,400           5,607
   Assurances Generales de
      France (B)                                         89,370          13,918
   AXA (B)                                              326,805          13,217
   BNP Paribas (B)                                      307,771          33,543
   Bouygues (B)                                         132,320           8,485
   Business Objects (B)*                                 37,000           1,450
   Capgemini (B)                                        239,020          14,987
   Carrefour (B)                                         19,200           1,163
   Casino Guichard Perrachon (B)                         55,645           5,166
   Christian Dior (B)                                    18,400           1,959
   Cie de Saint-Gobain (B)                              147,259          12,360
   Cie Generale d'Optique Essilor
   International (B)                                     14,320           1,538
   CNP Assurances (B)                                    48,500           5,410
   Compagnie Generale des
      Etablissements Michelin, Cl B (B)                 101,658           9,719
   Credit Agricole (B)                                  329,705          13,852
   Dassault Systemes (B)                                 16,662             883
   Financiere de L'Odet                                   1,280             533
   France Telecom (B)                                   312,229           8,626
   Gaz de France (B)                                     31,282           1,437
   Groupe Danone (B)                                    106,517          16,125
   L'Oreal (B)                                           24,525           2,455
   Lafarge (B)                                           75,343          11,197
   Neopost                                               11,300           1,418
   PagesJaunes Groupe (B)                                29,500             586
   Peugeot (B)                                           31,200           2,065
   PPR (B)                                               26,700           3,985
   Renault (B)                                          132,761          15,931
   Safran (B)                                            60,300           1,398
   Sanofi-Aventis (B)                                   319,457          29,467
   Sanofi-Aventis (Germany Line)*                         2,125             197
   Schneider Electric (B)                                57,618           6,390
   SCOR                                               1,695,816           5,009
   Societe Generale (B)                                 155,994          26,453
   Societe Television Francaise 1 (B)                   117,400           4,352
   Sodexho Alliance                                       1,500              94
   Suez (B)*                                            134,767           6,972
   Thales (B)                                            48,000           2,391
   Total (B)                                            405,607          29,230
   Vallourec (B)                                         32,884           9,553

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Veolia Environnement (B)                              40,250    $      3,100
   Vinci (B)                                            112,250          14,328
   Vivendi (B)                                          335,947          13,117
                                                                   -------------
                                                                        372,868
                                                                   -------------

GERMANY -- 6.0%
   Allianz (B)                                           76,338          15,579
   Altana*                                               12,690             787
   BASF (B)                                             127,151          12,382
   Bayer (B)                                            437,926          23,480
   Bayerische Motoren Werke (B)                          42,548           2,441
   Commerzbank (B)                                       69,324           2,637
   Continental (B)                                      104,849          12,181
   DaimlerChrysler (B)                                  233,442          14,406
   Deutsche Bank (B)                                    103,278          13,801
   Deutsche Boerse (B)                                   14,875           2,735
   Deutsche Lufthansa (B)                               447,400          12,301
   Deutsche Post (B)                                    189,787           5,716
   Deutsche Telekom                                      89,236           1,629
   E.ON (B)                                             156,070          21,163
   Fresenius Medical Care (B)                            68,350           9,100
   Heidelberger Druckmaschinen*                          17,200             814
   Hypo Real Estate Holding                              21,800           1,372
   Infineon Technologies*                               511,450           7,203
   Lanxess*                                              19,800           1,109
   MAN                                                   44,200           3,990
   Merck KGaA                                             9,936           1,029
   Muenchener
      Rueckversicherungs (B)                            115,689          19,896
   Premiere (B)*                                         22,481             377
   Puma Rudolf Dassler Sport                              3,800           1,482
   RWE (B)                                               74,842           8,241
   Salzgitter                                            23,300           3,043
   SAP (B)                                               66,424           3,526
   SAP ADR                                               15,900             844
   Siemens (B)                                           78,683           7,796
   Suedzucker (B)                                       123,220           2,978
   ThyssenKrupp (B)                                     181,643           8,549
   TUI (B)                                               60,700           1,212
   Volkswagen (B)                                        35,761           4,050
   Wincor Nixdorf (B)                                     4,312             670
                                                                   -------------
                                                                        228,519
                                                                   -------------

GREECE -- 0.2%
   Alpha Bank                                            13,286             401
   Coca Cola Hellenic Bottling                           16,510             644
   Folli - Follie                                         4,370             172
   Hellenic Telecommunications
      Organization                                       66,000           1,981
   National Bank of Greece                               34,460           1,586
   OPAP                                                  75,800           2,927
   Titan Cement                                          13,360             728
                                                                   -------------
                                                                          8,439
                                                                   -------------

HONG KONG -- 2.2%
   Bank of East Asia (B)                              1,419,000           8,037
   BOC Hong Kong Holdings                             1,788,400           4,852
   Cathay Pacific Airways                               240,000             592
   Cheung Kong Holdings                                  70,000             862
   China Mobile Hong Kong (B)                         1,346,100          11,631
   China Netcom Group (B)                               575,000           1,542
   CLP Holdings                                         334,000           2,469
   Esprit Holdings                                       25,500             285
   eSun Holdings*                                       208,000             218
   Hang Lung Group                                      132,000             401


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Hang Lung Properties (B)                           1,587,100    $      3,979
   Hang Seng Bank                                        11,300             154
   Henderson Land Development                           705,000           3,943
   Hong Kong & China Gas                                352,000             792
   Hong Kong Exchanges and Clearing                     537,600           5,910
   HongKong Electric Holdings                            30,000             147
   Hopewell Holdings                                    309,000           1,085
   Hopson Development Holdings                           38,000             108
   Hysan Development                                  1,587,000           4,153
   Jardine Strategic Holdings                            60,000             798
   Kerry Properties                                     134,000             626
   Kingboard Chemical Holdings                          156,500             615
   Li & Fung (B)                                      1,215,200           3,781
   New World Development (B)                          2,559,400           5,154
   Orient Overseas International (B)                    296,000           1,884
   Shangri-La Asia                                    1,866,300           4,811
   Sino Land (B)                                      2,777,159           6,485
   Sun Hung Kai Properties                              116,000           1,333
   Swire Pacific, Cl A                                  379,500           4,077
   Techtronic Industries                                927,500           1,202
   Vtech Holdings                                        55,000             339
   Wharf Holdings                                        95,000             351
   Wheelock                                             193,000             367
   Wing Lung Bank                                         8,400              88
                                                                   -------------
                                                                         83,071
                                                                   -------------

HUNGARY -- 0.0%
   MOL Hungarian Oil & Gas                               13,000           1,473
                                                                   -------------

INDIA -- 0.0%
   Punjab National Bank                                  90,000           1,031
                                                                   -------------

IRELAND -- 0.3%
   Allied Irish Banks                                   112,500           3,338
   Bank of Ireland                                       21,960             507
   CRH                                                   99,693           4,146
   Depfa Bank                                            88,100           1,574
   Experian Group*                                       19,729             231
   Fyffes                                                71,217             167
   Kerry Group, Cl A                                     37,000             924
                                                                   -------------
                                                                         10,887
                                                                   -------------

ISRAEL -- 0.1%
   Bank Hapoalim                                        445,000           2,076
   Teva Pharmaceutical Industries
      ADR                                                25,000             777
                                                                   -------------
                                                                          2,853
                                                                   -------------

ITALY -- 3.5%
   ACEA*                                                 51,000             977
   Banca Intesa (B)                                     333,843           2,575
   Banca Popolare di Milano                             256,400           4,446
   Banche Popolari Unite (B)                            264,683           7,267
   Banco Popolare di Verona e
      Novara (B)                                        244,512           7,013
   Beni Stabili*                                        459,000             732
   Buzzi Unicem (B)                                      49,800           1,414
   Capitalia                                            492,720           4,659
   Enel                                                  39,944             412
   ENI                                                  757,139          25,439
   Fiat                                                 903,728          17,256
   Fiat RNC (B)                                         185,190           3,389
   Finmeccanica                                         231,400           6,264
   Fondiaria-Sai (B)                                    111,470           5,327
   IFIL - Investments (B)                             1,036,500           8,474

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Italcementi (B)                                      142,357    $      4,012
   Lottomatica (B)                                       32,200           1,338
   Pirelli & C (B)                                    5,130,700           5,105
   Sanpaolo IMI (B)                                     221,800           5,148
   Snam Rete Gas                                        266,200           1,508
   Telecom Italia RNC                                 1,084,140           2,748
   UniCredito Italiano                                2,033,665          17,806
                                                                   -------------
                                                                        133,309
                                                                   -------------

JAPAN -- 17.5%
   77 Bank                                              243,200           1,541
   Advantest                                             40,900           2,341
   Aeon                                                 151,000           3,263
   Aeon Credit Service                                   75,000           1,419
   Aisan Industry                                         9,800             113
   Aisin Seiki                                           38,900           1,303
   Alps Electric                                         37,900             411
   Amada                                                127,000           1,344
   Aoyama Trading                                        14,000             419
   Asahi Breweries                                      117,900           1,885
   Asahi Diamond Industrial                              13,000              99
   Asahi Kasei                                          348,400           2,278
   Autobacs Seven                                         7,900             288
   Bank of Yokohama                                      33,000             258
   BML                                                    3,900              81
   Bridgestone                                           94,000           2,095
   Canon                                                268,898          15,120
   Cawachi                                                4,400             120
   Chiyoda                                               30,000             587
   Citizen Watch                                         79,200             606
   Coca-Cola West Holdings                               82,600           1,910
   COMSYS Holdings (B)                                   47,000             520
   Cosmos Initia                                         21,000             107
   CSK Holdings                                          35,500           1,514
   Dai Nippon Printing                                   73,000           1,126
   Daicel Chemical Industries                            74,000             521
   Daiichi Sankyo                                        74,100           2,313
   Daimaru (B)                                           15,000             203
   Dainippon Screen Manufacturing                       191,800           1,721
   Daiwa House Industry                                  65,000           1,129
   Daiwa Securities Group                               134,000           1,501
   Denki Kagaku Kogyo                                    69,000             287
   Denso                                                 67,500           2,674
   Dentsu                                                   600           1,757
   EDION                                                 49,400             732
   Eighteenth Bank                                       13,000              64
   Elpida Memory*                                        37,200           2,042
   FamilyMart                                            24,400             663
   Fanuc                                                 38,900           3,826
   Fast Retailing                                        16,900           1,611
   Fuji Electric Holdings                                 3,000              16
   Fuji Heavy Industries                                138,000             708
   Fuji Machine Mfg                                       2,200              42
   Fuji Photo Film                                      196,700           8,072
   Fuji Soft                                              7,700             182
   Fujikura                                              93,000             817
   Fujitsu                                              208,000           1,630
   Fukuyama Transporting                                 50,000             189
   Gunze                                                 30,000             151
   Hakuhodo DY Holdings                                   5,510             357
   Hankyu Holdings (B)                                  165,000             942
   Hirose Electric (B)                                   10,100           1,145
   Hitachi                                              759,000           4,726
   Hitachi Cable                                        866,400           4,857
   Hitachi High-Technologies                             28,500             847
   Hitachi Information Systems                            7,700             165
   Hitachi Metals                                        63,000             670


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Hokkaido Electric Power                              107,000    $      2,730
   Honda Motor                                          342,200          13,498
   Hoya                                                  38,300           1,491
   Ibiden                                                17,900             901
   Idemitsu Kosan                                        11,800           1,186
   Inpex Holdings                                           146           1,198
   Itochu                                               256,000           2,099
   Itochu Techno-Science                                 27,800           1,477
   Japan Airport Terminal                                17,800             209
   Japan Steel Works                                  1,073,200           8,376
   Japan Tobacco                                          3,630          17,517
   JFE Holdings (B)                                     287,300          14,780
   Joyo Bank                                             61,000             336
   JS Group                                             147,100           3,092
   Kamigumi                                              57,000             466
   Kao                                                   67,000           1,805
   Kawasaki Kisen Kaisha                                 40,000             313
   KDDI                                                     367           2,486
   Keyence                                                3,800             940
   Kirin Brewery                                         95,000           1,492
   Kobe Steel                                           408,000           1,397
   Komatsu                                              181,000           3,668
   Komori                                               120,200           2,245
   Konica Minolta Holdings                               85,000           1,198
   Kubota (B)                                           145,000           1,341
   Kuraray                                              137,500           1,620
   Kyocera (B)                                            7,900             744
   Kyushu Electric Power (B)                            135,200           3,563
   Leopalace21                                          168,800           5,383
   Mabuchi Motor                                         27,600           1,640
   Maeda                                                 33,000             125
   Makita (B)                                            97,100           2,974
   Marubeni (B)                                         266,000           1,348
   Maruichi Steel Tube                                    5,800             160
   Matsushita Electric Industrial                        91,000           1,814
   Millea Holdings (B) (L)                               48,500           1,710
   Mitsubishi                                           491,900           9,247
   Mitsubishi Chemical Holdings                         656,000           4,129
   Mitsubishi Electric                                   91,000             829
   Mitsubishi Estate                                    684,700          17,699
   Mitsubishi Gas Chemical                              137,000           1,431
   Mitsubishi Heavy Industries                          832,000           3,778
   Mitsubishi UFJ Financial Group                         1,737          21,426
   Mitsubishi UFJ Securities                             84,000             932
   Mitsui                                               291,000           4,347
   Mitsui Chemicals                                   1,014,800           7,801
   Mitsui Mining & Smelting                             121,000             605
   Mitsui OSK Lines                                     924,000           9,104
   Mitsui Sumitomo Insurance                            143,000           1,563
   Mitsui Trust Holdings                                 99,000           1,135
   Mitsumi Electric                                     114,500           2,518
   Mizuho Financial Group                                   974           6,948
   Mochida Pharmaceutical                                25,000             213
   Murata Manufacturing (B)                              15,400           1,040
   Nagase                                                25,000             298
   Nankai Electric Railway                               93,000             320
   NEC                                                  259,000           1,237
   Net One Systems                                        1,100           1,449
   NGK Spark Plug (B)                                    74,000           1,391
   Nichirei                                              24,000             134
   Nikko Cordial                                         96,000           1,100
   Nikon (B)                                            287,000           6,287
   Nintendo                                              42,420          11,001
   Nippo                                                 12,000              89
   Nippon Electric Glass                                137,000           2,874
   Nippon Express                                       111,000             606
   Nippon Light Metal                                    68,000             174

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Nippon Mining Holdings                               156,500    $      1,124
   Nippon Oil                                           139,000             929
   Nippon Paper Group                                     1,200           4,522
   Nippon Sheet Glass                                 1,043,500           4,887
   Nippon Shokubai                                       45,000             478
   Nippon Steel                                       1,207,000           6,929
   Nippon Telegraph & Telephone                           2,517          12,379
   Nippon Yusen Kabushiki Kaisha                         39,000             285
   Nissan Motor                                         845,000          10,162
   Nissan Shatai                                         28,000             143
   Nisshin Seifun Group (B)                              93,900             968
   Nitto Denko (B)                                       48,200           2,411
   Nomura Holdings                                       52,900             997
   Nomura Research Institute                             10,900           1,579
   NSK                                                  143,000           1,408
   NTT Data (B)                                             665           3,326
   NTT DoCoMo                                             1,419           2,239
   NTT Urban Development                                    470             907
   Obayashi (B)                                         520,000           3,369
   Obic                                                   7,500           1,550
   Odakyu Electric Railway (B)                          177,000           1,130
   Oiles                                                  4,400             109
   Okasan Holdings                                       37,000             237
   Oki Electric Industry (B)                          2,617,600           5,822
   Ono Pharmaceutical                                    19,400           1,022
   Orient                                               148,000             277
   Oriental Land                                          6,700             350
   ORIX (B)                                              82,670          23,901
   Osaka Gas                                            174,000             647
   PanaHome                                              30,000             209
   Park24                                               110,700           1,417
   Rakuten*                                               3,600           1,677
   Ricoh (B)                                            195,000           3,977
   Rohm                                                  11,500           1,144
   Round One                                                400           1,182
   Ryohin Keikaku                                        21,400           1,636
   Sankyo                                                18,400           1,018
   Sanwa Shutter (B)                                     43,000             254
   Sanyo Electric Credit                                  7,200             107
   Sega Sammy Holdings                                   28,910             779
   Seikagaku                                             10,500             106
   Seiko Epson                                           98,300           2,388
   Seino Transportation                                 421,500           3,955
   Sekisui Chemical                                     498,300           3,969
   Sekisui House                                         70,000           1,018
   Sharp                                                321,000           5,523
   Shimamura (B)                                         10,300           1,182
   Shin-Etsu Chemical                                    46,200           3,090
   Shinko Securities                                     46,000             178
   Shinsei Bank                                         411,000           2,415
   Shizuoka Bank                                        155,800           1,544
   SMC (B)                                               23,400           3,315
   Softbank (B)                                         501,900           9,751
   Sojitz*                                              142,100             432
   Sompo Japan Insurance (B)                            189,000           2,308
   Sony (B)                                             145,800           6,240
   Stanley Electric                                      55,800           1,117
   Sumco                                                 45,600           3,850
   Sumitomo                                             340,000           5,082
   Sumitomo Bakelite                                     49,000             338
   Sumitomo Chemical                                    165,000           1,278
   Sumitomo Heavy Industries (B)                        546,000           5,728
   Sumitomo Metal Industries                            736,000           3,193
   Sumitomo Metal Mining                                183,000           2,345
   Sumitomo Mitsui Financial
      Group (B)                                           2,366          24,225


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Sumitomo Realty &
      Development (B)                                   101,000    $      3,238
   Suruga Bank                                          124,600           1,541
   Suzuken                                               72,500           2,726
   Suzuki Motor                                         211,500           5,964
   T&D Holdings (B)                                      34,000           2,246
   Taiheiyo Cement                                      141,000             551
   Taisho Pharmaceutical                                 58,000           1,054
   Taiyo Nippon Sanso                                   177,900           1,601
   Taiyo Yuden                                          278,000           4,900
   Takeda Pharmaceutical                                161,300          11,060
   Tanabe Seiyaku                                       247,200           3,226
   TDK                                                   13,000           1,032
   Teijin                                               378,000           2,325
   THK                                                   62,100           1,600
   TIS                                                  183,000           4,323
   Toda                                                 358,700           1,520
   Tokai Rika                                            11,900             303
   Tokuyama                                              11,000             167
   Tokyo Electric Power                                 457,500          14,782
   Tokyo Electron                                        95,600           7,526
   Tokyo Gas (B)                                        292,000           1,551
   Tokyo Steel Manufacturing                             20,900             327
   Tokyo Style                                          138,800           1,499
   Tokyu (B)                                            241,000           1,541
   Toppan Printing                                      250,000           2,757
   Topy Industries                                       39,000             163
   Toshiba (B)                                        1,022,000           6,647
   Towa Real Estate Development*                         21,000             103
   Toyo Seikan Kaisha                                   217,900           3,604
   Toyoda Gosei                                          67,700           1,565
   Toyota Auto Body                                      20,100             373
   Toyota Motor                                         441,200          29,474
   Trend Micro (B)*                                      62,500           1,831
   TV Asahi                                                 178             354
   Uniden                                                14,000              96
   UNY                                                   90,000           1,171
   Ushio (B)                                             48,600             997
   USS                                                   33,010           2,147
   West Japan Railway                                       291           1,243
   Yahoo! Japan                                           6,218           2,474
   Yamada Denki                                          33,710           2,857
   Yamaguchi Financial Group                              9,000              92
   Yamaha (B)                                            70,500           1,491
   Yamaha Motor (B)                                      57,700           1,811
   Yamato Transport (B)                                 165,800           2,546
   Yamazaki Baking (B)                                   26,000             252
   Yaskawa Electric                                     159,000           1,837
                                                                   -------------
                                                                        660,880
                                                                   -------------

LUXEMBOURG -- 0.0%
   SES Global FDR (Paris Exchange)                       74,390           1,295
                                                                   -------------

MEXICO -- 0.7%
   America Movil ADR, Ser L                             328,650          14,861
   Fomento Economico Mexicano ADR                        95,160          11,016
                                                                   -------------
                                                                         25,877
                                                                   -------------

NETHERLANDS -- 4.9%
   ABN AMRO Holding                                     405,629          13,024
   Aegon                                                548,035          10,435
   Akzo Nobel                                           224,350          13,671
   ASM International*                                    32,000             674
   ASML Holding (B)*                                     58,600           1,456
   Buhrmann (B)                                         187,500           2,784
   CSM                                                    5,919             228

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   European Aeronautic Defense
      and Space (B)                                     182,790    $      6,291
   Fugro (B)                                             25,730           1,228
   Heineken (B)                                          61,376           2,916
   Heineken Holding                                      65,662           2,667
   Hunter Douglas*                                        5,200             417
   ING Groep                                            959,296          42,491
   Koninklijke Ahold*                                   378,300           4,021
   Koninklijke DSM                                       72,831           3,595
   Koninklijke Philips Electronics                      278,700          10,500
   Mittal Steel (B)                                     198,221           8,359
   Randstad Holdings                                      9,786             676
   Reed Elsevier                                        120,949           2,061
   Royal Dutch Shell, Cl A (B)                          437,500          15,415
   Royal Dutch Shell, Cl A (GBP)                        156,664           5,473
   Royal Dutch Shell, Cl B                              391,521          13,716
   Royal KPN                                            547,639           7,777
   Unilever (B)                                         293,885           8,022
   Univar*                                               11,100             621
   Vedior                                               223,100           4,622
   Wolters Kluwer*                                      118,300           3,399
                                                                   -------------
                                                                        186,539
                                                                   -------------

NEW ZEALAND -- 0.1%
   Auckland International Airport                       297,000             459
   Fisher & Paykel Appliances
      Holdings                                          533,400           1,444
   Telecom of New Zealand (B)                         1,121,479           3,843
                                                                   -------------
                                                                          5,746
                                                                   -------------

NORWAY -- 0.7%
   DnB                                                  338,400           4,810
   Norsk Hydro                                          126,163           3,921
   Norske Skogindustrier                                 77,142           1,332
   Orkla                                                 64,150           3,637
   PAN Fish*                                          1,685,500           1,543
   ProSafe*                                             102,500           1,457
   Statoil                                               52,700           1,399
   Tandberg Television*                                 134,900           1,694
   Telenor                                              164,800           3,103
   TGS Nopec Geophysical*                               100,735           2,087
   Yara International                                    42,200             961
                                                                   -------------
                                                                         25,944
                                                                   -------------

PORTUGAL -- 0.5%
   Banco Comercial Portugues                          2,006,875           7,410
   Banco Espirito Santo (B)                             142,052           2,551
   Cimpor Cimentos de Portugal                           57,912             480
   Portugal Telecom                                     318,500           4,133
   Sonae                                              2,123,300           4,228
                                                                   -------------
                                                                         18,802
                                                                   -------------

RUSSIA -- 0.3%
   OAO Gazprom ADR*                                     214,350           9,860
                                                                   -------------

SINGAPORE -- 1.0%
   City Developments                                     34,000             282
   DBS Group Holdings (B)                               912,700          13,444
   Flextronics International*                           257,000           2,950
   Jardine Cycle & Carriage                              46,000             444
   Kim Eng Holdings*                                     12,000              11
   SembCorp Industries                                  218,000             546
   Singapore Airlines (B)                               507,545           5,789
   Singapore Exchange (B)                               431,500           1,603
   Singapore Petroleum                                   48,000             136


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Singapore Post*                                    2,059,500    $      1,463
   Singapore Telecommunications (B)                   3,224,351           6,893
   United Industrial*                                   335,000             456
   United Overseas Bank (B)                             219,000           2,769
   UOL Group                                            403,000           1,140
                                                                   -------------
                                                                         37,926
                                                                   -------------

SOUTH AFRICA -- 0.4%
   ABSA Group                                            75,200           1,334
   Harmony Gold Mining*                                 269,900           4,257
   Sanlam                                               745,380           1,934
   Sasol                                                154,367           5,666
   Standard Bank Group                                   81,700           1,095
   Tiger Brands                                          43,500           1,055
                                                                   -------------
                                                                         15,341
                                                                   -------------

SOUTH KOREA -- 0.9%
   Honam Petrochemical                                   23,600           1,757
   Industrial Bank of Korea                              49,730             912
   INI Steel                                             59,040           2,139
   Kookmin Bank                                          34,520           2,775
   POSCO                                                  8,800           2,909
   Samsung Electronics                                   16,585          10,880
   Samsung Electronics GDR*                              11,348           3,734
   Shinhan Financial Group                              200,200          10,225
                                                                   -------------
                                                                         35,331
                                                                   -------------

SPAIN -- 3.0%
   Acciona                                                  792             147
   Acerinox (B)                                          44,227           1,344
   Actividades Construcciones y
      Servicios                                         265,323          14,943
   Altadis                                               36,328           1,900
   Antena 3 de Television (B)                            65,231           1,535
   Banco Bilbao Vizcaya Argentaria                      468,743          11,274
   Banco Popular Espanol (B)                            368,530           6,672
   Banco Santander Central Hispano                    1,130,430          21,078
   Corp Financiera Alba                                  14,502           1,082
   Ebro Puleva (B)                                      209,657           5,308
   Endesa (B)                                           134,446           6,352
   Gamesa Corp Tecnologica                               59,100           1,625
   Gas Natural SDG                                      145,800           5,766
   Iberdrola (B)                                         17,378             759
   Iberia Lineas Aereas de Espana                     1,311,400           4,773
   Inditex                                               48,320           2,600
   Indra Sistemas                                        60,500           1,485
   Repsol (B)                                           428,855          14,816
   Sol Melia                                             44,100             873
   Telefonica                                           422,888           8,989
                                                                   -------------
                                                                        113,321
                                                                   -------------

SWEDEN -- 1.7%
   Alfa Laval                                            36,700           1,657
   Assa Abloy, Cl B                                      61,500           1,339
   Atlas Copco, Cl A                                    391,250          13,150
   Axfood                                                40,600           1,679
   Billerud*                                             88,000           1,563
   Boliden*                                              51,614           1,328
   Electrolux, Cl B*                                     45,213             905
   Elekta, Ser B*                                        64,900           1,368
   Eniro                                                112,200           1,484
   Hennes & Mauritz, Cl B                                 2,550             129
   Investor, Cl B*                                      212,400           5,215
   Kungsleden                                           106,700           1,637
   Lundin Petroleum*                                    122,900           1,428

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Nordea Bank                                          210,000    $      3,238
   Scania, Cl B*                                         26,700           1,877
   Skandinaviska Enskilda Banken,
      Cl A                                               92,600           2,943
   SKF, Cl B                                             88,000           1,627
   Svenska Cellulosa, Cl B                               74,400           3,887
   Svenska Handelsbanken, Cl A                           35,400           1,071
   Swedish Match                                        113,300           2,119
   Telefonaktiebolaget LM Ericsson,
      Cl B                                              650,000           2,626
   TeliaSonera                                          546,500           4,492
   Volvo, Cl B                                          106,200           7,317
                                                                   -------------
                                                                         64,079
                                                                   -------------

SWITZERLAND -- 5.4%
   ABB                                                  250,030           4,475
   Adecco                                                22,300           1,521
   Banque Cantonale Vaudoise                              2,050             986
   Barry Callebaut*                                       1,360             685
   Bucher Industries*                                     6,200             672
   Ciba Specialty Chemicals                              12,600             837
   Clariant                                              64,000             957
   Compagnie Financiere Richemont, Cl A                 130,487           7,590
   Credit Suisse Group                                  477,695          33,361
   Forbo Holding*                                         1,680             669
   Geberit                                                  665           1,023
   Helvetia Holding                                       1,171             385
   Holcim                                                98,671           9,029
   Nestle                                                35,617          12,634
   Novartis                                             554,780          31,927
   OC Oerlikon*                                          10,400           5,133
   Petroplus Holdings*                                   10,091             612
   Phonak Holding                                         9,003             715
   PSP Swiss Property                                    25,600           1,468
   Rieter Holding                                         2,530           1,321
   Roche Holding                                        146,987          26,310
   STMicroelectronics*                                  110,000           2,040
   Straumann Holding                                      5,700           1,377
   Swatch Group                                          10,394             464
   Swiss Life Holding*                                    5,760           1,440
   Swiss Reinsurance (B)                                160,925          13,658
   Swisscom                                               8,455           3,195
   UBS                                                  233,746          14,179
   Xstrata                                              234,701          11,713
   Zurich Financial Services                             49,877          13,402
                                                                   -------------
                                                                        203,778
                                                                   -------------

TAIWAN -- 0.3%
   Compal Electronics                                 1,284,362           1,145
   HON HAI Precision Industry GDR                        79,952           1,135
   Siliconware Precision Industries                     336,000             528
   Taiwan Semiconductor
      Manufacturing                                   1,023,086           2,119
   Taiwan Semiconductor
      Manufacturing ADR                                 370,380           4,048
   United Microelectronics                            1,164,000             724
                                                                   -------------
                                                                          9,699
                                                                   -------------

THAILAND -- 0.0%
   PTT                                                  199,200           1,157
                                                                   -------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                         Shares         ($ Thousands)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 15.7%
   3i Group                                             206,976           4,089
   Acergy*                                              340,600           6,564
   Amvescap                                             330,900           3,860
   Anglo American                                       276,272          13,469
   Antofagasta                                           24,000             239
   ARM Holdings                                         191,111             470
   AstraZeneca                                          335,836          18,036
   AstraZeneca (SEK)                                     77,836           4,180
   Aviva                                              1,251,472          20,133
   BAE Systems                                        1,641,700          13,679
   Balfour Beatty                                        42,630             370
   Barclays                                           1,597,016          22,817
   Barratt Developments                                 178,030           4,303
   Bellway                                              160,746           4,857
   Berkeley Group Holdings                               40,400           1,353
   BHP Billiton                                         756,276          13,832
   Bovis Homes Group                                     23,229             493
   BP                                                 2,642,951          29,355
   Brit Insurance Holdings                               88,000             544
   British Airways*                                     724,825           7,483
   British American Tobacco                             158,791           4,441
   British Energy Group*                                101,925           1,083
   British Land +                                       172,559           5,789
   Brixton +                                            362,100           4,082
   BT Group                                             420,922           2,484
   Burberry Group                                       501,600           6,337
   Cadbury Schweppes                                     93,567           1,001
   Carnival                                              67,617           3,425
   Cattles                                              510,300           4,387
   Close Brothers Group                                 196,800           3,915
   Compass Group                                      1,086,200           6,165
   Cookson Group                                        351,444           4,320
   Corus Group                                          122,000           1,267
   Diageo                                               502,150           9,852
   Drax Group*                                                1              --
   DSG International                                    896,700           3,361
   Emap                                                  30,450             481
   Enterprise Inns                                      246,055           6,516
   Firstgroup                                            26,592             299
   Friends Provident                                  1,601,370           6,801
   Gallaher Group                                        12,076             271
   GKN                                                  252,587           1,374
   GlaxoSmithKline                                      831,874          21,882
   Greene King                                          122,500           2,726
   Group 4 Securicor                                    319,000           1,174
   Hammerson +                                           13,344             412
   Hanson                                                49,095             740
   Hays                                                 189,156             590
   HBOS                                               1,149,346          25,464
   HSBC Holdings                                      1,229,346          22,400
   Imperial Chemical Industries                         110,500             977
   Imperial Tobacco Group                                37,902           1,491
   Inchcape                                             440,254           4,360
   Intercontinental Hotels Group                              1              --
   Intermediate Capital Group*                           18,800             624
   International Power                                   85,168             636
   Investec                                             133,434           1,722
   ITV                                                  538,100           1,122
   J Sainsbury                                        1,426,370          11,425
   Kazakhmys                                             72,400           1,573
   Kesa Electricals                                     157,800           1,048
   Kingfisher                                           256,900           1,199
   Ladbrokes                                            156,000           1,277
   Legal & General Group                              1,604,878           4,947
   Lloyds TSB Group                                     325,803           3,644
   London Stock Exchange Group                           44,656           1,145

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                   ($ Thousands) (1)    ($ Thousands)
--------------------------------------------------------------------------------
   Man Group                                            402,500    $      4,118
   Marks & Spencer Group                                840,050          11,788
   Michael Page International                           228,949           2,026
   Millennium & Copthorne Hotels                         73,000             872
   Mitchells & Butlers                                  346,966           4,825
   National Grid                                        276,525           3,989
   Next                                                  33,997           1,198
   Old Mutual                                           765,000           2,609
   Pearson                                               56,469             853
   Persimmon                                             41,800           1,248
   Prudential                                           268,000           3,669
   Punch Taverns                                        279,339           6,992
   Reckitt Benckiser                                     37,851           1,729
   Reed Elsevier                                        422,814           4,638
   Reuters Group                                        438,700           3,823
   Rio Tinto                                            351,899          18,719
   Royal & Sun Alliance Insurance
      Group                                           1,185,106           3,537
   Royal Bank of Scotland Group                       1,377,077          53,714
   SABMiller                                            302,186           6,949
   Scottish & Newcastle                                 631,746           6,918
   Scottish & Southern Energy                            95,683           2,910
   Scottish Power                                       670,566           9,817
   Shire*                                                82,800           1,716
   Smith & Nephew                                       128,500           1,340
   Stagecoach Group                                      74,945             224
   Standard Chartered                                   160,422           4,684
   Stolt-Nielsen*                                        47,817           1,467
   Tate & Lyle                                          113,858           1,712
   Taylor Woodrow                                       725,482           6,052
   Tesco                                                301,200           2,384
   Travis Perkins                                       107,700           4,182
   Unilever                                             216,720           6,057
   United Utilities                                      59,591             910
   Vodafone Group                                    11,639,741          32,234
   Whitbread                                             51,200           1,678
   William Hill                                         156,447           1,935
   Wimpey George                                        474,987           5,192
   Wolseley                                              42,650           1,029
   WPP Group                                             45,895             620
   Yell Group                                           215,100           2,400
                                                                   -------------
                                                                        593,112
                                                                   -------------

Total Common Stock
   (Cost $2,424,920) ($ Thousands)                                    3,156,012
                                                                   -------------

ASSET-BACKED SECURITIES -- 8.5%
   ACE Securities, Ser 2003-NC1,
     Cl M (D)
     6.130%, 07/25/33                                     2,100           2,108
   ACE Securities, Ser 2003-OP1,
     Cl M1 (D)
     6.050%, 12/25/33                                       800             804
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (D)
     8.100%, 10/25/35                                       360             323
   Adjustable Rate Mortage Trust,
     Ser 2005-5, Cl 1A1 (D)
     4.946%, 09/25/35                                     1,894           1,888
   Aegis Asset Backed Securities Trust,
     Ser 2003-3, Cl M1 (D)
     6.050%, 01/25/34                                       193             194


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   American Home Mortgage
     Investment Trust, Ser 2004-3,
     Cl 3A (D)
     3.710%, 10/25/34                                     2,932    $      2,913
   American Home Mortgage
     Investment Trust, Ser 2005-1,
     Cl 6A (D) (K)
     5.294%, 06/25/45                                    18,289          18,248
   American Home Mortgage
     Investment Trust, Ser 2005-4,
     Cl 5A (D) (K)
     5.350%, 11/25/45                                     6,789           6,794
   American Home Mortgage
     Investment Trust, Ser 2006-1,
     Cl 2A3 (D)
     5.100%, 12/25/35                                     4,888           4,833
   Ameriquest Mortgage
     Securities, Ser 2003-2,
     Cl M1 (D)
     6.250%, 03/25/33                                     1,424           1,426
   Argent Securities, Ser 2003-W5,
     Cl M1 (D)
     6.050%, 10/25/33                                       600             605
   Argent Securities, Ser 2003-W9,
     Cl M1 (D)
     6.040%, 03/25/34                                     1,201           1,207
   Asset-Backed Securities Home
     Equity Loan Trust,
     Ser 2003-HE5, Cl M1 (D)
     6.100%, 09/15/33                                     1,642           1,649
   Asset-Backed Securities Home
     Equity Loan Trust,
     Ser 2003-HE7, Cl M2 (D)
     7.100%, 12/15/33                                       750             760
   Banc of America Commercial
     Mortgage, Ser 2006-2, Cl A1
     5.611%, 05/10/45                                     2,672           2,695
   Banc of America Funding,
     Ser 2006-A, Cl 2A2 (D)
     5.485%, 02/20/36                                       638             636
   Basic Asset Backed Securities
     Trust, Ser 2006-1, Cl A1 (D) (K)
     5.430%, 04/25/35                                     8,554           8,556
   Bear Stearns Adjustable
     Rate Mortgage Trust, Ser 2004-7,
     Cl 1A1 (D)
     4.914%, 10/25/34                                     1,491           1,499
   Bear Stearns Asset Backed
     Securities Trust, Ser 2004-HE11,
     Cl 1A2 (D)
     5.650%, 04/25/33                                       105             105
   Bear Stearns NIM Trust,
     Ser 2005-AQ2N, Cl A1 (F)
     5.500%, 09/25/35                                        30              30
   Carrington Mortgage Loan
     Trust, Ser 2005-NC4,
     Cl A1 (D)
     5.500%, 09/25/35                                       920             920
   Chase Funding Mortgage Loan,
     Ser 2003-1, Cl 1A4
     4.119%, 02/25/29                                     1,335           1,328
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1 (D)
     4.999%, 12/25/34                                     2,785           2,808
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (D)
     6.500%, 12/25/35                                       800             811

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (D)
     7.350%, 01/25/36                                     1,221    $      1,230
   Countrywide Alternative Loan Trust,
     Ser 2006-0A11, Cl M3 (D)
     5.780%, 06/30/36                                     1,700           1,702
   Countrywide Asset-Backed
     Certificates, Ser 2003-5, Cl MV2 (D)
     6.950%, 01/25/34                                       993             998
   Countrywide Asset-Backed
     Certificates, Ser 2004-11, Cl A2 (D)
     5.730%, 03/25/33                                     1,098           1,100
   Countrywide Asset-Backed
     Certificates, Ser 2005-15, Cl 1AF1 (D)
     5.490%, 04/25/36                                     2,373           2,374
   Countrywide Asset-Backed
     Certificates, Ser
     2006-IM1, Cl A1 (D)
     5.440%, 04/25/36                                     3,349           3,350
   Countrywide Home Equity Loan
     Trust, Ser 2006-D,
     Cl 2A (D)
     5.550%, 05/15/36                                     8,643           8,644
   Countrywide Home Loans, Ser
     2004-22, Cl A1 (D)
     5.090%, 11/25/34                                     2,176           2,163
   Countrywide Home Loans, Ser
     2006-HYB2, Cl 1A1 (D)
     5.152%, 04/20/36                                     6,958           6,931
   Credit Suisse Asset-Backed
     Mortgage Trust, Ser 2006-1,
     Cl A1B (D)
     5.570%, 06/25/36                                     2,793           2,794
   DLSA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M4 (D)
     6.090%, 03/30/36                                       760             763
   DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1 (D)
     5.950%, 01/19/45                                     1,224           1,237
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M5 (D)
     6.160%, 03/30/36                                       490             493
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M7 (D)
     7.100%, 03/30/36                                       490             493
   Deustche Alternatives Securities
     Mortgage Loan Trust, Ser 2006-
     AB3, Cl A1 (D)
     6.250%, 06/30/36                                     5,217           5,214
   First Franklin Mortgage Loan Asset,
     Ser 2004-FF10, Cl A2 (D)
     5.750%, 12/25/32                                       754             755
   First Franklin Mortgage Loan Asset,
     Ser 2005-FF4, Cl 2A3 (D)
     5.570%, 05/25/35                                     6,000           6,004
   First Franklin Mortgage Loan Asset,
     Ser 2005-FFH3, Cl 2A1 (D) (K)
     5.480%, 09/25/35                                       427             427
   First Horizon Alternative Mortgage Trust,
     Ser 2005-AA3, Cl 3A1 (D)
     5.372%, 05/25/35                                     1,178           1,176
   First Horizon Alternative Mortgage
     Trust, Ser 2006-AA6, Cl 2A1 (D)
     5.750%, 11/25/36                                    15,649          15,696


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Mortgage Pass-
     Through Trust, Ser 2006-AR3,
     Cl 1A1 (D)
     5.915%, 11/25/36                                     3,646    $      3,655
   GMAC Mortgage Loan Trust,
     Ser 2006-HE1, Cl A (D) (K)
     5.560%, 11/25/36                                    17,300          17,307
   GSAA Home Equity NIM Trust,
     Ser 2006-2, Cl 2A1 (D) (K)
     5.450%, 12/25/35                                     9,022           9,022
   GSAA Home Equity NIM Trust,
     Ser 2006-3N, Cl N1 (F)
     5.750%, 03/25/36                                       140             140
   GSAA Home Equity NIM Trust,
     Ser 2006-HE3N, Cl N1 (F)
     5.500%, 05/25/36                                       270             264
   Greenpoint Mortgage Funding Trust,
     Ser 2006-AR1, Cl M3 (D)
     5.920%, 02/25/36                                     1,246           1,250
   Home Equity Asset NIM Trust,
     Ser 2003-4, Cl M2 (D)
     7.250%, 10/25/33                                     1,265           1,270
   Home Equity Asset NIM Trust,
     Ser 2006-1N, Cl A (F)
     6.500%, 05/27/36                                       345             342
   Indymac Mortgage Loan Trust,
     Ser 2004-AR11, Cl 4A1 (D)
     5.857%, 06/25/36                                     6,116           6,135
   Indymac Mortgage Loan Trust,
     Ser 2004-AR6, Cl 1A (D)
     5.469%, 10/25/34                                       956             978
   Interstar Millennium Trust,
     Ser 2006-2GA, Cl A1 (C) (D) (F)
     5.330%, 05/25/11                                    23,789          23,789
   Lehman Mortgage Trust,
     Ser 2006-4, Cl 4A1
     6.000%, 08/25/21                                    11,025          11,114
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (D)
     7.100%, 11/25/35                                     1,850           1,782
   Lehman XS Trust, Ser 2005-7N,
     Cl M71 (D)
     7.100%, 12/25/35                                     1,075           1,031
   Lothian Mortgages Master Issue
     Trust, Ser 2006-1A, Cl A1 (C) (D) (F)
     5.320%, 01/24/28                                     4,889           4,889
   Master Adjustable Rate Mortgages
     Trust, Ser 2005-2, Cl 3A1 (D)
     4.780%, 03/25/35                                     3,952           3,952
   Master Asset Backed Securities
     Trust, Ser 2002-OPT1, Cl M1 (D)
     6.500%, 11/25/32                                       203             203
   Master Asset Backed Securities
     Trust, Ser 2003-WMC2, Cl M1 (D)
     6.050%, 08/25/33                                       811             811
   Master Asset Backed Securities
     Trust, Ser 2006-AB1, Cl A1 (D) (K)
     5.490%, 02/25/36                                    12,279          12,281
   Merrill Lynch Mortgage Investors
     Trust, Ser 2003-HE1, Cl M2 (D)
     7.000%, 07/25/34                                       520             521
   Merrill Lynch Mortgage Investors
     Trust, Ser 2005-HE2, Cl A2A (D)
     5.460%, 09/25/36                                     1,367           1,367

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Trust,
     Ser 2006-1, Cl 1A1 (D)
     5.350%, 02/25/36                                     7,283    $      7,221
   Morgan Stanley Capital I, Cl 2003-
     NC8, Cl M1 (D)
     6.050%, 09/25/33                                     2,000           2,004
   New Century Home Equity Loan
     Trust, Ser 2004-A, Cl AII3 (D)
     4.450%, 08/25/34                                     2,977           2,959
   New Century Home Equity Loan
     Trust, Ser 2005-B, Cl A2A (D) (K)
     5.470%, 10/25/35                                     2,406           2,406
   Nomura Asset Acceptance,
     Ser 2004-R1, Cl A1 (F)
     6.500%, 03/25/34                                     1,752           1,787
   Nomura Asset Acceptance,
     Ser 2004-R2, Cl A1 (D) (F)
     6.500%, 10/25/34                                     2,019           2,054
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (D)
     6.000%, 08/25/33                                     1,250           1,254
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (D) (F)
     7.850%, 01/25/36                                       230             201
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (D) (F)
     7.850%, 01/25/36                                       500             473
   Residential Accredit Loans,
     Ser 2005-Q05, Cl M3 (D)
     6.150%, 01/25/46                                     1,297           1,316
   Residential Accredit Loans,
     Ser 2005-QA3, Cl NB2 (D)
     5.267%, 03/25/35                                     5,860           5,853
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (D)
     5.750%, 02/25/46                                       904             910
   Residential Asset Mortgage
     Products, Ser 2003-RS11, Cl MII1 (D)
     6.080%, 12/25/33                                       188             189
   Residential Asset Securities,
     Ser 2006-EMX2, Cl A1 (D)
     5.400%, 02/25/36                                     5,262           5,264
   Residential Asset Securities,
     Ser 2006-KS2, Cl A1 (D) (K)
     5.420%, 03/25/36                                     8,980           8,980
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 3A1 (D)
     5.274%, 12/25/34                                     6,060           6,062
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (D) (F)
     5.450%, 02/25/36                                     4,901           4,900
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (D) (F)
     5.500%, 02/25/36                                     4,800           4,801
   SB Finance NIM Trust, Ser 2006-
     KS4N, Cl N1 (F)
     7.500%, 06/25/36                                       373             372
   Sharps SP I LLC NIM Trust,
     Ser 2005-HE3N, Cl N (F)
     5.000%, 05/25/35                                       648             647
   Structured Adjustable Rate
     Mortgage Loan, Ser 2005-16 XS,
     Cl M2 (D)
     6.250%, 08/25/35                                       775             780


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Investment Loan
     Trust, Ser 2005-1, Cl A4 (D) (F)
     5.580%, 02/25/35                                     2,369    $      2,371
   Structured Asset Investment Loan
     Trust, Ser 2005-8, Cl A2 (D)
     5.480%, 10/25/35                                     1,393           1,394
   Structured Asset Securities,
     Ser 2005-NC1, Cl A2 (G)
     3.920%, 02/25/35                                       442             440
   Terwin Mortgage Trust, Ser 2006-5,
     Cl 1A2A (D) (F) (K)
     5.410%, 06/25/36                                    14,023          14,023
   Terwin Mortgage Trust, Ser 2006-6,
     Cl 2A1 (D)
     4.500%, 06/25/36                                     2,124           2,108
   Wachovia Asset Securization,
     Ser 2004-HM1A, Cl A (C) (D) (F)
     5.340%, 11/25/34                                     7,530           7,530
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl A12 (D)
     3.450%, 06/25/19                                     1,496           1,489
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2004-I, Cl B1 (D)
     3.365%, 07/25/34                                       683             683
                                                                   -------------
Total Asset-Backed Securities
   (Cost $318,656) ($ Thousands)                                        319,258
                                                                   -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 8.3%

   FHLMC (D)
        5.815%, 02/01/36                                  1,375           1,388
        5.572%, 10/01/35                                  2,396           2,396
   FHLMC 15 Year TBA
        6.000%, 01/01/19                                 16,000          16,210
   FNMA
        5.524%, 01/01/36 (D)                              2,392           2,398
        5.500%, 12/01/20 to 03/01/21                     27,460          27,456
   FNMA 15 Year TBA
        6.000%, 01/01/20                                 20,000          20,275
        5.500%, 01/01/19 to 01/01/21                     53,866          53,849
        5.000%, 01/01/19                                139,000         136,611
   FNMA 30 Year TBA
        6.500%, 01/01/37                                 15,000          15,281
        5.500%, 01/01/37                                  8,000           7,905
   GNMA
        5.625%, 02/20/34 (D)                              2,134           2,135
        5.500%, 06/20/34 (D)                              4,880           4,920
        5.250%, 01/20/30 (D)                                610             613
        5.000%, 02/20/33 (D)                                931             931
        5.000%, 02/20/35 (D) (I)                            299             299
        4.500%, 08/20/34 to 03/20/36
          (D) (I)                                         2,565           2,561
        4.500%, 06/20/36 (D)                              3,046           3,036
        4.375%, 06/20/33 (D) (I)                          2,091           2,104
        4.000%, 07/20/35 (D)                              1,321           1,322
        4.000%, 02/20/36 (D) (I)                          1,283           1,274
        3.750%, 02/20/34 (D)                              8,072           7,966
        3.000%, 04/20/35 (D) (I)                          2,279           2,244
                                                                   -------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $313,990) ($ Thousands)                                        313,174
                                                                   -------------

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 7.7%

   Aetna
     5.750%, 06/15/11                                     1,520    $      1,543
   Banco Santander (C) (D) (F)
     5.350%, 08/22/11                                    23,000          23,000
   Beta Finance MTN (C) (D) (F)
     5.357%, 05/10/07                                    33,000          32,998
   Cheyne Finance LLC MTN
     (C) (D) (F)
     5.362%, 04/16/07                                    20,000          19,999
   Cit Group
     5.000%, 02/13/14                                     2,030           1,962
   Comcast
     5.300%, 01/15/14                                     1,035           1,014
   Cox Communications
     4.625%, 06/01/13                                     1,520           1,430
   Credit Suisse First Boston USA
     6.500%, 01/15/12                                     1,015           1,067
   Dominion Resources
     4.750%, 12/15/10                                     1,015             992
   Embarq
     6.738%, 06/01/13                                       760             778
   Exelon Generation
     6.950%, 06/15/11                                     1,520           1,601
   Genworth Financial
     5.750%, 06/15/14                                     1,520           1,549
   Goldman Sachs
     5.500%, 11/15/14                                     3,045           3,051
   HSBC Finance
     6.375%, 10/15/11                                     1,520           1,589
   Istar Financial
     5.875%, 03/15/16                                     1,015           1,006
   JPMorgan Chase
     5.125%, 09/15/14                                     1,520           1,495
   K2 LLC MTN (C) (D) (F)
     5.357%, 05/21/07                                    10,000           9,999
     5.315%, 04/18/07                                     9,500           9,500
   Kinder Morgan Energy Partners
     5.000%, 12/15/13                                     1,520           1,445
   Lehman Brothers Holdings
     5.500%, 04/04/16                                     1,520           1,520
   Liberty Lighthouse US Capital MTN
     (C) (D) (F)
     5.329%, 03/01/07                                    20,000          19,999
   Links Finance LLC MTN (C) (D) (F)
     5.357%, 05/21/07                                    30,000          29,999
   Merrill Lynch
     6.050%, 05/16/16                                     1,520           1,573
   Morgan Stanley
     4.750%, 04/01/14                                     1,520           1,453
   Natexis Banques (C) (D)
     5.350%, 02/01/07                                    38,000          38,000
   Omnicon Group
     5.900%, 04/15/16                                       845             854
   Premier Asset Collateralization LLC
     MTN (C) (D) (F)
     5.330%, 04/25/07                                    25,000          25,000
   Residential Capital
     6.875%, 06/30/15                                       265             275
     6.500%, 04/17/13                                     3,990           4,044
     6.000%, 02/22/11                                       700             699
   Shinsei Finance Cayman (D) (F)
     6.418%, 01/29/49                                     1,740           1,738
   Sigma Finance MTN (C) (D) (F)
     5.310%, 04/18/07                                    20,000          20,000


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                           ($ Thousands) (1)/Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Simon Property Group
     5.750%, 12/01/15                                     1,015    $      1,030
     5.600%, 09/01/11                                       795             801
   Teva Pharmaceutical
     5.550%, 02/01/16                                     1,520           1,486
   Time Warner
     6.875%, 05/01/12                                     1,520           1,606
   Wachovia
     5.300%, 10/15/11                                     2,485           2,484
     4.875%, 02/15/14                                     1,015             978
   Wachovia Bank (C) (D)
     5.363%, 05/22/07                                    20,000          20,000
   Washington Mutual Preferred
     Funding (D) (F)
     6.534%, 03/15/49                                     1,900           1,878
   Wellpoint
     6.800%, 08/01/12                                     1,015           1,077
                                                                   -------------
Total Corporate Obligations
   (Cost $291,465) ($ Thousands)                                        292,512
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%

FHLMC CMO STRIPS, Ser 232,
     Cl IO, IO
     5.000%, 08/01/35                                     9,131           2,184
   FHLMC CMO STRIPS, Ser 233,
     Cl 12, IO
     5.000%, 09/15/35                                     4,955           1,277
   FHLMC DN (H)
     5.213%, 02/06/07                                    15,100          15,027
     5.191%, 04/17/07                                       375             369
     5.180%, 03/30/07                                       550             543
     1.150%, 07/02/03                                     1,000             975
   FNMA CMO STRIPS, Ser 2006-10,
     Cl FD
     5.700%, 03/25/36                                     6,549           6,567
   FNMA CMO STRIPS, Ser 359,
     Cl 6, IO
     5.000%, 11/01/35                                     2,008             467
   FNMA CMO STRIPS, Ser 360,
     Cl 2, IO
     5.000%, 08/01/35                                    29,036           6,965
   FNMA CMO STRIPS, Ser 365,
     Cl 2, IO
     5.000%, 03/01/36                                     1,814             437
   FNMA CMO STRIPS, Ser 377,
     Cl 2, IO
     5.000%, 10/01/36                                     4,254           1,038
   FNMA DN
     6.030%, 02/02/95 (H)                                 1,220           1,215
     5.235%, 07/02/07 (H)                                   475             463
     5.205%, 03/30/07 (A) (H)                             1,025           1,012
     5.160%, 02/07/07 (A) (H)                             1,425           1,418
     4.680%, 06/01/99 (A) (H)                               200             196
     1.240%, 02/06/03 (H)                                 2,450           2,438
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $42,574) ($ Thousands)                                          42,591
                                                                   -------------

PREFERRED STOCK -- 0.3%

AUSTRALIA -- 0.0%
   News                                                  44,855             968
                                                                   -------------
BRAZIL -- 0.2%
   Petroleo Brasileiro                                  177,500           4,140

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Usinas Siderurgicas de Minas
     Gerais, Cl A                                        54,200    $      2,044
                                                                   -------------
                                                                          6,184
                                                                   -------------

GERMANY -- 0.1%
   Porsche                                                  572             727
   ProSiebenSat.1 Media (B)                             136,200           4,463
   Volkswagen (B)                                         4,155             310
                                                                   -------------
                                                                          5,500
                                                                   -------------

Total Preferred Stock
   (Cost $7,197) ($ Thousands)                                           12,652
                                                                   -------------

EXCHANGE TRADED FUNDS -- 0.0%

UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund*                            900              66
                                                                   -------------
Total Exchange Traded Funds
   (Cost $62) ($ Thousands)                                                  66
                                                                   -------------

EQUITY LINKED WARRANTS -- 0.4%

TAIWAN -- 0.3%
     HON HAI Precision Industry*                          1,545          11,024
                                                                   -------------

THAILAND -- 0.1%
     High Tech Computer*                                    251           4,976
                                                                   -------------
Total Equity Linked Warrants
   (Cost $10,214) ($ Thousands)                                          16,000
                                                                   -------------

COMMERCIAL PAPER (C)(E) -- 6.4%

   Atlas Capital Funding
     5.386%, 01/03/07                                     8,000           7,998
     5.330%, 02/12/07                                    30,000          30,000
   Bavaria TRR
     5.403%, 01/12/07                                    38,000          37,937
   Brahms Funding
     5.349%, 01/25/07                                    30,000          29,894
   Broadhollow Funding
     5.370%, 01/12/07                                    12,000          11,980
     5.324%, 01/12/07                                    25,000          24,960
   Giro Balanced Funding
     5.324%, 01/11/07                                    12,000          11,982
   Mint II LLC
     5.358%, 01/30/07                                    12,000          11,949
   Morrigan TRR Funding LLC
     5.371%, 01/16/07                                    30,000          29,933
   Stratford Receivables
     5.379%, 01/23/07                                     4,000           3,987
     5.338%, 01/05/07                                     3,000           2,998
   Von Karman Funding
     5.411%, 01/05/07                                    38,000          37,977
                                                                   -------------
Total Commercial Paper
   (Cost $241,595) ($ Thousands)                                        241,595
                                                                   -------------

CASH EQUIVALENTS** -- 2.2%

   SEI Daily Income Trust,
       Prime Obligation Fund, Cl A,
       5.350% ++                                     70,988,026          70,988


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   The Reserve Funds, Primary Fund,
     Cl 8, 5.240% (C)                                13,212,901    $     13,213
                                                                   -------------
Total Cash Equivalents
   (Cost $84,201) ($ Thousands)                                          84,201
                                                                   -------------

U.S. TREASURY OBLIGATIONS(E) -- 0.9%

   U.S. Treasury Bills
     4.999%, 01/18/07                                     1,350           1,348
     4.946%, 03/08/07                                     5,650           5,601
     4.942%, 02/22/07                                     7,669           7,618
     4.908%, 03/15/07                                       200             198
   U.S. Treasury Inflationary Index
     Notes
     2.375%, 04/15/11                                    19,898          19,819
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $34,671) ($ Thousands)                                          34,584
                                                                   -------------

                                                   Number of
                                                    Rights
                                                ---------------
RIGHTS -- 0.0%

HONG KONG -- 0.0%

     Henderson Land Development,
       Expires 12/21/06*                                     54              --
                                                                   -------------

Total Rights
   (Cost $0) ($ Thousands)                                                   --
                                                                   -------------

REPURCHASE AGREEMENTS (C)(J) -- 8.0%

Banc of America
   5.300%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $50,029,444 (collateralized by a
   U.S. Government Obligation, par value
   $63,622,756, 5.000%, 07/01/35; with
   total market value $51,000,000)                       50,000          50,000
Deutsche Bank
   5.300%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $102,060,067 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $54,594-$16,878,901, 4.000%-7.000%,
   08/01/10-10/01/36; with total market
   value $104,040,001)                                  102,000         102,000
Lehman Brothers
   5.300%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $55,032,389 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $1,445,000-$3,923,031, 4.500%-8.000%,
   08/01/18-01/01/37; with total market
   value $56,101,149)                                    55,000          55,000

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
Merrill Lynch
   5.320%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $94,055,564 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $2,135,000-$14,034,504, 0.000%,
   11/01/32-08/01/36; with total market
   value $95,880,642)                                    94,000    $     94,000
                                                                   -------------
Total Repurchase Agreements
   (Cost $301,000) ($ Thousands)                                        301,000
                                                                   -------------

Total Investments -- 127.3%
   (Cost $4,070,545) ($ Thousands)+++                              $  4,813,645
                                                                   =============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2006, is as follows:

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                            CURRENCY               CURRENCY        APPRECIATION
SETTELMENT                TO DELIVER             TO RECEIVE      (DEPRECIATION)
DATE                     (THOUSANDS)            (THOUSANDS)       ($ THOUSANDS)
--------------------------------------------------------------------------------
1/2/07             USD         1,540     ZAR         10,803       $          (7)
1/22/07            CAD        88,874     USD         76,881                 451
1/22/07            EUR        53,072     USD         69,999                 (47)
1/22/07            EUR         6,802     CHF         10,831                 (87)
1/22/07            GBP         7,409     USD         14,573                  72
1/22/07            HKD       236,478     USD         30,447                  14
1/22/07            MXP       265,487     USD         24,493                  (9)
1/22/07            SGD         9,695     USD          6,287                 (39)
1/22/07            USD       245,311     GBP        125,401                 128
1/22/07            USD         6,609     HKD         51,314                  (6)
1/22/07            USD        91,612     AUD        117,217                 713
1/22/07            USD         3,196     DKK         18,178                  22
1/22/07            USD       133,536     EUR        101,896                 950
1/22/07            USD         6,947     NOK         43,173                  (5)
1/22/07            USD        34,383     SEK        236,546                 237
1/22/07            USD         3,571     SGD          5,517                  29
1/22/07            ZAR        95,120     USD         13,466                  (7)
1/23/07            NZD           872     USD            603                 (11)
1/23/07            USD           626     NZD            908                  14
1/22/07-2/21/07    GBP         8,016     JPY      1,782,000                (664)
1/22/07-4/24/07    USD       114,305     CHF        139,850                 742
1/22/07-4/24/07    USD       228,220     JPY     26,621,633              (3,684)
1/22/07-5/22/07    JPY    13,443,000     USD        116,470               2,541
1/22/07-6/21/07    CHF        84,800     USD         69,174                (864)
1/22/07-6/21/07    CHF       104,100     GBP         44,574               1,274
1/22/07-6/21/07    GBP        24,518     CHF         57,000                (885)
1/22/07-6/21/07    JPY     6,265,000     GBP         28,500               2,585
1/23/07-5/22/07    NZD        94,513     JPY      7,187,000              (5,315)
1/23/07-6/21/07    JPY    11,674,000     NZD        153,239               8,219
                                                                  --------------
                                                                  $       6,361
                                                                  ==============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                       NUMBER OF       EXPIRATION         (DEPRECIATION)
CONTRACT                      CONTRACTS          DATE             ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond         (29)           Mar-2007           $          63
U.S. 5-Year Note                (419)          Mar-2007                     297
U.S. 2-Year Note                 (7)           Mar-2007                       5
U.S. 10-Year Note               (102)          Mar-2007                      94
Amsterdam Exchange Index         169           Jan-2007                     552
CAC40 10 Euro                    604           Jan-2007                     667
DAX Index                        176           Mar-2007                     705
DJ Euro Stoxx 50 Index           891           Mar-2007                     910
FTSE 100 Index                  1,164          Mar-2007                     910
Hang Seng Index                  87            Jan-2007                     413
IBEX 35 Index                    98            Jan-2007                     (96)
MSCI Singapore Index             91            Jan-2007                     127
Nikkei 225 Index                 16            Mar-2007                      63
OMX Index                       1,359          Jan-2007                     459
S&P/MIB Index                    87            Mar-2007                     286
SPI 200 Index                    320           Mar-2007                     519
Topix Index                      903           Mar-2007                   5,907
90-Day Euro$                    (161)          Mar-2007                      55
90-Day Euro$                    (161)          Mar-2008                     (39)
90-Day Euro$                    (127)          Mar-2009                     (85)
90-Day Euro$                    (125)          Mar-2010                     (78)
90-Day Euro$                    (96)           Mar-2011                     (95)
90-Day Euro$                    (235)          Jun-2007                      29
90-Day Euro$                    (143)          Jun-2008                     (36)
90-Day Euro$                    (127)          Jun-2009                     (83)
90-Day Euro$                    (148)          Jun-2010                    (101)
90-Day Euro$                     28            Jun-2011                     (12)
90-Day Euro$                    (161)          Sep-2007                      24
90-Day Euro$                    (161)          Sep-2008                     (72)
90-Day Euro$                    (127)          Sep-2009                     (82)
90-Day Euro$                    (145)          Sep-2010                     (97)
90-Day Euro$                     34            Sep-2011                     (11)
90-Day Euro$                     125           Dec-2007                      15
90-Day Euro$                    (413)          Dec-2008                    (156)
90-Day Euro$                    (127)          Dec-2009                     (82)
90-Day Euro$                    (128)          Dec-2010                    (106)
                                                                  --------------
                                                                  $      10,869
                                                                  ==============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

Swaps -- A summary of outstanding swap agreements held by the Fund at December 31, 2006, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                          NOTIONAL     APPRECIATION
                                                                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
    Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                02/28/07       55,000     $         113

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
    Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                01/31/07       85,000               175

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
    Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                03/31/07       28,000                58

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
    Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                07/01/07        5,000                10

Receive payment on the monthly reset spread from Banc of America - CMBS IG 10Yr
    Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                05/01/07       15,000                27

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
    Index times the notional amount. Fund receives payment if
    the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                06/30/07        8,000                12

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA10YR
    Index times the notional amount. Fund receives payment if
    the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Bank of America)                                03/01/07       50,000                 2


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

                                                                                                                         UNREALIZED
                                                                                                          NOTIONAL     APPRECIATION
                                                                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Swiss Market Index - CHF 3M RTI
    Libor plus 32bps. Fund receives payment if
    the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: JPMorgan Chase)                                 01/12/07       33,348               630
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $       1,027
====================================================================================================================================
                                                        Credit Default Swaps
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.1350% (0.540% per annum) times the notional amount of the ABX.HE.A Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Bank of America)                                 07/25/45      (21,500)    $          20

Fund receives quarterly payment of 0.1350% (0.540% per annum) times the notional amount of the ABX.HE.A Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Bank of America)                                 07/25/45      (23,500)              (10)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/13        2,500                (1)

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (8)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (7)

Fund pays quarterly payment of 0.1000% (0.400% per annum) times the notional amount of CDX.NA.IG., Series 7 Index. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11       45,900               346

Fund pays quarterly payment of 0.1113% (0.445% per annum) times the notional amount of Darden Restaurants, Inc.., 7.125%, 02/01/16. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (5)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

                                                                                                                         UNREALIZED
                                                                                                          NOTIONAL     APPRECIATION
                                                                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1063% (0.425% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (5)

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 9.000%, 12/15/08. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                 3

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/07. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/13        2,500                19

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/07. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                 3

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (2)

Fund pays quarterly payment of 0.1825% (0.730% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/13        2,500               (23)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (2)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/13        2,500                13

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (7)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

                                                                                                                         UNREALIZED
                                                                                                          NOTIONAL     APPRECIATION
                                                                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/13        2,500                (2)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/13        2,500                (3)

Fund pays quarterly payment of 0.0475% (0.190% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                (5)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Weyerhaeuser, 6.750%, 03/15/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Bank of America)                                             12/20/11        2,500                 3

Fund pays quarterly payment of 0.0850% (0.340% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (3)

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (4)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500               (19)

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/13        2,500                 7

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 9.000%, 12/15/08. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (3)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

                                                                                                                         UNREALIZED
                                                                                                          NOTIONAL     APPRECIATION
                                                                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                --

Fund pays quarterly payment of 0.1925% (0.770% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (2)

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/13        2,500                (2)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (2)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/13        2,500                 7

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                 7

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/13        2,500                (2)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (5)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/13        2,500                (3)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

                                                                                                                         UNREALIZED
                                                                                                          NOTIONAL     APPRECIATION
                                                                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (1)

Fund pays quarterly payment of 0.0845% (0.340% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: JPMorgan Chase)                                              12/20/11        2,500                (2)

Fund pays quarterly payment of 0.1000% (0.400% per annum) times the notional amount of CDX.NA.IG., Series 7 Index. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/11       45,900               311

Fund pays quarterly payment of 0.1000% (0.400% per annum) times the notional amount of CDX.NA.IG., Series 7 Index. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/11       12,700                98

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/13        2,500                (6)

Fund pays quarterly payment of 0.0325% (0.130% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/11        2,500                 6

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/13        2,500                (1)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/11        2,500               (10)

Fund pays quarterly payment of 0.2250% (0.900% per annum) times the notional amount of MDZ Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/11        2,500                (2)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

                                                                                                                         UNREALIZED
                                                                                                          NOTIONAL     APPRECIATION
                                                                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1725% (0.690% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/11        2,500                (6)

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
    Fund will receive the notional amount and deliver the defined
    obligation. (Counterparty: Merrill Lynch)                                               12/20/11        2,500                (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $        689
====================================================================================================================================


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2006

        Percentages are based on Net Assets of $3,782,295
        ($ Thousands).

*       Non-Income Producing Security

**      Rate shown is the 7-day effective yield as of December 31, 2006.

+       Real Estate Investments Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(1)     In U.S. dollars unless otherwise indicated.

(A) Security, or portion thereof, has been pledged as collateral on open future contracts and written options. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $793,830 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $840,510 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.

(E)     The rate reported is the effective yield at time of purchase.

(F) This security was sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2006. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(J)     Tri-Party Repurchase Agreement.

(K) Security, or a portion of this security, has been pledged as collateral on reverse repurchase agreements.

(L) Securities are fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. As of December 31, 2006, the total value of these securities was $1,710 ($ Thousands), representing 0.04% of net assets.

ADR     -- American Depositary Receipt
AUD     -- Australian Dollar
CAD     -- Canadian Dollar
CHF     -- Swiss Franc
Cl      -- Class
CMBS    -- Commercial Mortgage-Backed Securities
CMO     -- Collateralized Mortgage Obligation
DKK     -- Danish Krone
DN      -- Discount Note
EUR     -- Euro
FDR     -- Fiduciary Depositary Receipt
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
GBP     -- British Pound Sterling
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
HKD     -- Hong Kong Dollar
IO      -- Interest Only Security -- face amount represents notional amount
JPY     -- Japanese Yen
LIBOR   -- London InterBank Offering Rate
LLC     -- Limited Liability Company
MTN     -- Medium Term Note
MXP     -- Mexican Peso
NIM     -- Net Interest Margin
NOK     -- Norwegian Krone
NZD     -- New Zealand Dollar
SEK     -- Swedish Krona
Ser     -- Series
SGD     -- Singapore Dollar
STRIPS  -- Separately Traded Registered Interest and Principal Securities
TBA     -- To Be Announced
USD     -- U.S. Dollar
ZAR     -- South African Rand

+++ At December 31, 2006, the tax basis cost of the Fund's total investments was $4,070,545 ($ Thousands), and the unrealized appreciation and depreciation were $763,897 ($ Thousands) and $(20,797) ($ Thousands), respectively.

        For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

        Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 93.3%

ARGENTINA -- 0.2%
   IRSA Inversiones y
      Representaciones GDR (B)*                         101,000    $      1,708
   Petrobas Energia Participaciones
      ADR*                                               55,800             680
                                                                   -------------
                                                                          2,388
                                                                   -------------

BAHRAIN -- 0.1%
   Investcorp Bank GDR*                                  53,713           1,423
                                                                   -------------

BERMUDA -- 0.1%
   Credicorp                                             25,700           1,052
                                                                   -------------

BRAZIL -- 8.0%
   All America Latina Logistica                         170,000           1,765
   Aracruz Celulose ADR                                  16,043             982
   Arcelor Brasil                                       120,767           2,376
   Banco Bradesco ADR                                    73,800           2,978
   Banco Itau Holding Financeira ADR                     53,380           1,930
   Brasil Ecodiesel Industria e
      Comercio de Biocombus*                            154,300             853
   Brasil Telecom Participacoes ADR                      72,720           3,104
   Braskem ADR (B)                                       43,400             633
   Centrais Eletricas Brasileiras                    25,450,900             609
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar ADR                                 228,950           7,823
   Cia de Bebidas das Americas ADR                        2,000              98
   Cia de Saneamento Basico do
      Estado de Sao Paulo                             6,387,300             877
   Cia Energetica de Minas Gerais
      ADR*                                              114,900           5,538
   Cia Paranaense de Energia                             23,000             253
   Cia Siderurgica Nacional*                              9,900             299
   Cia Vale do Rio Doce ADR                             194,700           5,790
   CPFL Energia ADR (B)                                  26,100           1,070
   Cyrela Brazil Realty                                 200,000           1,910
   Empresa Brasileira de
      Aeronautica ADR                                    51,230           2,123
   Gol Linhas Aereas Inteligentes ADR                     5,900             169
   Grendene                                             185,600           1,995
   Localiza Rent A CAR                                   27,200             819
   Lojas Renner                                         138,000           1,984
   Petroleo Brasileiro ADR (B)                          162,917          16,779
   Petroleo Brasileiro ADR                              202,270          18,763
   Positivo Informatica*                                 29,400             317
   Rossi Residencial                                    100,000           1,279
   Santos-Brasil*                                       127,181           1,608
   Submarino                                             76,000           2,491
   Tele Norte Leste Participacoes                        32,592             850
   Tele Norte Leste Participacoes
      ADR (B)                                           277,490           4,140
   Tim Participacoes ADR                                205,700           7,121
   Uniao de Bancos Brasileiros ADR                      169,550          15,761
   Vivo Participacoes ADR (B)                         1,021,700           4,189
   Votorantim Celulose e Papel ADR                       59,600           1,169
                                                                   -------------
                                                                        120,445
                                                                   -------------

CANADA -- 0.0%
   SXR Uranium One*                                      11,700             161
                                                                   -------------

CHILE -- 1.5%
   Banco Santander Chile ADR                             43,300           2,085

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Centros Comerciales
      Sudamericanos                                   1,618,749    $      5,064
   Cervecerias Unidas ADR                                 9,100             270
   Cia Cervecerias Unidas ADR                             9,777             290
   CorpBanca                                         421,448,900          2,229
   Empresa Nacional de
      Electricidad ADR                                  148,700           5,465
   Empresas CMPC                                         30,500           1,026
   Empresas COPEC*                                      168,211           2,155
   Enersis ADR                                          103,222           1,652
   Masisa                                             1,251,060             250
   Masisa ADR                                            35,700             368
   Sonda*                                               132,568             160
   United Breweries                                     356,960           2,123
                                                                   -------------
                                                                         23,137
                                                                   -------------

CHINA -- 5.5%
   Baidu.com ADR*                                         1,000             113
   Bank of China*                                     2,887,000           1,585
   China Coal Energy*                                   405,000             263
   China Communications
      Construction*                                     375,000             371
   China Construction Bank (A) (B)                   18,917,000          12,040
   China Petroleum & Chemical,
      Cl H (B)                                        8,934,000           8,271
   China Shenhua Energy (B)                           1,470,000           3,538
   China Shipping Development (B)                     4,224,000           6,463
   China Telecom (B)                                 16,976,000           9,299
   China Yurun Food Group (B)                         4,774,000           4,401
   Ctrip.com International ADR                            6,000             375
   Huadian Power International (B)                    5,211,400           2,051
   Huaneng Power International (B)                    2,594,800           2,319
   Industrial & Commercial Bank of
      China, Cl H                                    11,540,820           7,167
   Mindray Medical International ADR*                    51,300           1,227
   PetroChina, Cl H (B)                               8,212,000          11,636
   Sinotrans (B)                                      5,381,000           1,944
   Weiqiao Textile (B)                                2,084,400           2,809
   Yanzhou Coal Mining (B)                            8,562,900           6,914
                                                                   -------------
                                                                         82,786
                                                                   -------------

COLOMBIA -- 0.3%
   BanColombia ADR                                      153,601           4,785
                                                                   ------------

CZECH REPUBLIC -- 0.8%
   CEZ                                                  189,200           8,701
   Komercni Banka                                        26,760           3,973
                                                                   ------------
                                                                         12,674
                                                                   ------------

EGYPT -- 0.8%
   Commercial International Bank GDR                    244,650           2,479
   Mobinil-Egyptian Mobile Services                      25,537             811
   Orascom Construction Industries                       85,865           4,093
   Orascom Construction Industries
      GDR (A)                                            12,483           1,196
   Orascom Telecom Holding                               32,517           2,135
   Orascom Telecom Holding GDR                           16,734           1,104
                                                                   ------------
                                                                         11,818
                                                                   ------------

HONG KONG -- 5.4%
   ASM Pacific Technology (B)                           404,500           2,252
   Brilliance China Automotive
      Holdings (B)                                    4,645,000             788
   China Mengniu Dairy                                3,939,000          10,357
   China Merchants Bank                                 476,895           1,011


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   China Mobile Hong Kong (B)                         3,333,000    $     28,799
   China Overseas Land &
      Investment (B)                                  4,724,000           6,341
   CNOOC (B)                                          7,475,500           7,103
   Cosco Pacific (B)                                  2,158,000           5,067
   Denway Motors (B)                                  7,958,000           3,223
   Giordano International (B)                         1,928,000           1,054
   Global Bio-Chem Technology
      Group (B)                                       3,655,500           1,232
   GOME Electrical Appliances
      Holdings                                        5,238,000           4,108
   Johnson Electric Holdings (B)                      2,489,500           1,706
   Li & Fung (B)                                        358,000           1,114
   Parkson Retail Group                                  26,500             131
   Samson Holding                                     1,316,000             728
   Shanghai Industrial Holdings (B)                   1,313,000           2,796
   Shanghai Jin Jiang International
      Hotels Group*                                      88,314              42
   Texwinca Holdings                                  1,794,600           1,244
   TPV Technology                                       826,000             523
   Yue Yuen Industrial Holdings (B)                     596,500           1,894
                                                                   -------------
                                                                         81,513
                                                                   -------------

HUNGARY -- 0.9%
   Gedeon Richter                                        22,388           5,101
   Magyar Telekom                                       579,658           3,217
   MOL Hungarian Oil & Gas                               11,916           1,350
   OTP Bank                                              43,681           2,005
   OTP Bank GDR                                          20,527           1,882
                                                                   -------------
                                                                         13,555
                                                                   -------------

INDIA -- 8.5%
   Andhra Bank                                          248,433             486
   Bharat Heavy Electricals                              92,507           4,803
   Bharat Petroleum                                     389,293           2,962
   Bharti Televentures*                               1,418,468          20,154
   GAIL India                                           216,932           1,282
   GAIL India GDR (A)                                    20,100             713
   Hero Honda Motors                                      9,500             164
   Hindalco Industries                                1,044,526           4,109
   Hindalco Industries GDR (A) (B)                      705,900           2,845
   Hindalco Industries GDR (A)                          104,600             290
   Hindustan Lever                                      392,000           1,918
   Hindustan Petroleum                                  464,510           2,922
   Housing Development Finance                           67,499           2,477
   ICICI Bank                                           164,112           3,301
   ICICI Bank ADR                                        37,000           1,544
   Infosys Technologies                                 278,450          14,095
   ITC                                                  952,512           3,787
   Jet Airways India                                     42,360             589
   Larsen & Toubro                                       89,358           2,913
   Mahanagar Telephone Nigam                            538,470           1,738
   Mahanagar Telephone Nigam ADR                         83,750             533
   Mahindra & Mahindra                                  145,680           2,982
   Maruti Udyog                                         190,091           3,983
   Oil & Natural Gas                                    183,760           3,617
   Punjab National Bank                                  74,097             849
   Ranbaxy Laboratories                                 549,958           4,869
   Reliance Communication Ventures*                     134,947           1,437
   Reliance Energy                                       67,490             793
   Reliance Industries                                   96,422           2,767
   Reliance Industries GDR                               42,125           2,422
   Satyam Computer Services                             373,704           4,086
   Siemens India                                        201,443           5,163
   State Bank of India GDR                                3,400             253
   State Bank of India GDR (A)                           64,400           4,791

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   State Bank of India GDR                                9,041    $        673
   Tata Motors                                          676,036          13,751
   Tata Motors ADR (B)                                    7,600             155
   Tata Steel                                            91,880           1,001
                                                                   -------------
                                                                        127,217
                                                                   -------------

INDONESIA -- 2.6%
   Astra International                                1,733,000           3,028
   Bank Central Asia                                  5,912,500           3,425
   Bank Mandiri Persero                              25,457,500           8,249
   Bank Rakyat Indonesia                              2,586,000           1,483
   Gudang Garam                                       1,685,600           1,916
   Indofood Sukses Makmur                               868,100             131
   Indosat                                            2,176,000           1,651
   Medco Energi Internasional                         7,555,200           2,985
   Telekomunikasi Indonesia                          14,449,000          16,285
                                                                   -------------
                                                                         39,153
                                                                   -------------

ISRAEL -- 2.0%
   Bank Hapoalim                                      1,460,381           6,813
   Bank Leumi Le-Israel                                 446,900           1,804
   Bezeq Israeli Telecommunication                    3,853,166           6,220
   Check Point Software Technologies*                    81,700           1,791
   Makhteshim-Agan Industries                            36,020             203
   Super-Sol                                             92,110             350
   Taro Pharmaceuticals Industries (B)                   78,100             781
   Teva Pharmaceutical Industries
      ADR                                               368,086          11,440
                                                                   -------------
                                                                         29,402
                                                                   -------------

KAZAKHSTAN -- 0.1%
   Kazkommertsbank*                                      74,012           1,710
                                                                   -------------

LUXEMBOURG -- 0.2%
   Tenaris ADR                                           57,000           2,844
   Ternium ADR*                                          14,600             432
                                                                   -------------
                                                                          3,276
                                                                   -------------

MALAYSIA -- 2.8%
   AMMB Holdings Berhad                               1,634,900           1,474
   Berjaya Sports Toto                                  576,300             784
   Commerce Asset Holdings                            1,205,000           2,647
   Gamuda                                             1,415,000           2,046
   Genting                                              241,800           2,262
   IOI                                                1,197,200           6,244
   Malayan Banking                                    1,316,800           4,404
   Malaysia International Shipping
      (Foreign Market)                                  921,100           2,324
   MK Land Holdings                                     533,800             105
   Proton Holdings                                      354,300             663
   Resorts World                                      1,697,600           7,025
   Sime Darby                                         2,449,200           4,998
   Tenaga Nasional                                    2,139,600           6,610
                                                                   -------------
                                                                         41,586
                                                                   -------------

MEXICO -- 5.5%
   America Movil ADR, Ser L                             314,186          14,207
   Cemex                                                774,772           2,620
   Cemex ADR                                            163,978           5,556
   Coca-Cola Femsa ADR                                  104,780           3,982
   Consorcio ARA                                        767,300           5,186
   Controladora Comercial Mexicana                    1,582,200           4,092
   Embotelladoras Arca                                  250,650           1,019


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Empresas ICA Sociedad
      Controladora ADR*                                  22,533    $      1,021
   Fomento Economico Mexicano ADR                        36,082           4,177
   Grupo Aeroportuario del Sureste
      ADR                                                42,950           1,824
   Grupo Continental                                  1,030,000           2,188
   Grupo Famsa*                                         309,574           1,387
   Grupo Financiero Banorte                           1,765,464           6,889
   Grupo Mexico, Ser B                                  139,800             511
   Grupo Televisa ADR                                   404,620          10,929
   Kimberly-Clark de Mexico, Ser A                      271,500           1,246
   Organizacion Soriana, Ser B                           27,500             180
   Telefonos de Mexico ADR, Ser L (B)                   154,120           4,355
   TV Azteca                                          5,739,200           4,357
   Urbi Desarrollos Urbanos*                          1,174,800           4,227
   Wal-Mart de Mexico, Ser V                            594,218           2,610
                                                                   -------------
                                                                         82,563
                                                                   -------------

PANAMA -- 0.0%
   Copa Holdings, Cl A                                    7,200             335
                                                                   -------------

PERU -- 0.0%
   Cia de Minas Buenaventura ADR                         20,300             570
                                                                   -------------

PHILIPPINES -- 0.7%
   ABS-CBN Broadcasting PDR (G)*                      1,275,900             527
   Banco de Oro Universal Bank (A) (G)                   36,400             610
   Banco de Oro Universal Bank (G)                      285,000             268
   Bank of the Philippine Islands (G)                 1,536,226           1,990
   First Philippine Holdings (G)                        330,000             424
   Manila Electric (G)                                  772,800             867
   Metropolitan Bank & Trust (G)*                       901,200             947
   Philippine Long Distance Telephone
      ADR (G)                                            29,300           1,498
   SM Investments (G)                                   246,490           1,635
   SM Prime Holdings (G)                              4,645,400           1,019
                                                                   -------------
                                                                          9,785
                                                                   -------------

POLAND -- 0.4%
   Bank Handlowy w Warszawie*                             7,055             211
   KGHM Polska Miedz                                     35,000           1,072
   Multimedia Polska*                                    46,476             197
   Telekomunikacja Polska                               519,256           4,390
                                                                   -------------
                                                                          5,870
                                                                   -------------

RUSSIA -- 10.0%
   AFK Sistema GDR*                                      11,500             368
   Chelyabinsk Zink Plant GDR*                           14,600             248
   Cherkizovo Group GDR*                                 88,206           1,200
   CTC Media*                                            32,500             780
   Golden Telecom                                        23,400           1,096
   LUKOIL ADR                                           438,980          38,608
   Mechel Steel Group OAO ADR (B)                        33,400             851
   MMC Norilsk Nickel ADR                                77,487          12,237
   Mobile Telesystems ADR                               140,500           7,052
   Novolipetsk Steel GDR                                185,869           4,368
   OAO Gazprom ADR                                      955,739          44,346
   Polyus Gold ADR*                                      56,001           2,761
   Rosneft Oil GDR*                                     465,311           4,258
   Sberbank GDR                                          25,771           9,243
   Severstal GDR*                                        53,900             604
   Sistema-Hals GDR*                                     32,100             427
   Surgutneftegaz ADR (B)                                62,300           4,766
   TMK OAO GDR*                                           2,600              91

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   TMK OAO GDR*                                          20,300    $        666
   Unified Energy System GDR                             95,950          10,516
   Vimpel-Communications ADR*                            48,400           3,821
   Wimm-Bill-Dann Foods OJSC ADR                         16,600           1,105
                                                                   -------------
                                                                        149,412
                                                                   -------------

SINGAPORE -- 0.0%
   Goodpack                                             528,000             530
                                                                   -------------

SOUTH AFRICA -- 6.7%
   ABSA Group (B)                                       151,812           2,694
   Alexander Forbes                                     717,661           1,588
   AngloGold Ashanti                                     26,475           1,239
   Aspen Pharmacare Holdings                            428,550           1,972
   Aveng                                                181,334             864
   Barloworld (B)                                       383,591           8,922
   Bidvest Group                                        140,381           2,664
   Edgars Consolidated Stores (B)                        96,430             533
   FirstRand (B)                                      2,321,535           7,310
   Gold Fields (B)                                      285,603           5,377
   Gold Fields ADR                                      152,801           2,885
   Impala Platinum Holdings                             105,165           2,744
   Imperial Holdings                                    165,782           3,856
   Kumba Iron Ore*                                       94,062           1,484
   MTN Group (B)                                        381,347           4,614
   Nampak (B)                                         1,176,212           3,627
   Naspers (B)                                          143,730           3,384
   Nedbank Group (B)                                    335,020           6,343
   Sanlam (B)                                         3,842,880           9,974
   Sappi (B)                                            509,488           8,491
   Sasol (B)                                            362,873          13,319
   Standard Bank Group                                  225,340           3,020
   Steinhoff International Holdings (B)                 309,549           1,091
   Telkom                                                 7,800             156
   Tiger Brands                                          72,889           1,768
                                                                   -------------
                                                                         99,919
                                                                   -------------

SOUTH KOREA -- 13.6%
   Amorepacific*                                            463             287
   Daegu Bank                                            93,610           1,592
   Daelim Industrial                                     65,759           5,332
   Daewoo Shipbuilding & Marine
      Engineering                                       242,380           7,589
   Hankook Tire                                          85,690           1,450
   Hanwha Chemical                                      198,780           2,629
   Hynix Semiconductor*                                 170,420           6,644
   Hyundai Department Store                              25,013           2,251
   Hyundai Development                                   83,520           5,101
   Hyundai Mobis                                         29,924           2,749
   Hyundai Motor                                        192,329          13,899
   Industrial Bank of Korea                              38,370             704
   Kookmin Bank                                         273,484          21,989
   Kookmin Bank ADR                                      86,574           6,981
   Korea Electric Power                                 137,740           6,280
   Korea Electric Power ADR                              16,900             384
   Korea Exchange Bank*                                  29,200             402
   Korean Reinsurance                                   128,846           1,748
   KT                                                     5,830             291
   KT ADR                                               130,530           3,309
   KT&G                                                  30,900           1,877
   Kumho Tire                                           202,890           2,744
   Kumho Tire GDR (A)*                                   45,100             305
   LG Chem                                               59,680           2,756
   LG Electronics                                        83,042           4,898
   LG Philips LCD*                                       84,390           2,513
   LG Philips LCD ADR                                    10,400             157


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Lotte Shopping                                        22,392    $      9,312
   POSCO                                                 13,900           4,595
   POSCO ADR (B)                                         28,760           2,378
   S-Oil                                                 61,690           4,529
   Samsung Electronics                                   68,161          44,714
   Samsung Fire & Marine Insurance                       48,220           8,325
   Samsung SDI                                           16,532           1,139
   Samsung Securities                                    30,141           1,630
   Shinhan Financial Group                               57,450           2,934
   Shinsegae                                             15,876           9,889
   SK                                                     3,855             302
   SK Telecom                                             6,012           1,437
   SK Telecom ADR (B)                                   133,200           3,527
   STX Pan Ocean                                      3,110,000           2,088
                                                                   -------------
                                                                        203,660
                                                                   -------------

TAIWAN -- 12.4%
   Advanced Semiconductor
      Engineering*                                   10,302,910          11,699
   AU Optronics                                       2,267,830           3,153
   Benq                                               5,318,300           2,848
   Catcher Technology                                   501,954           4,906
   Cathay Financial Holding                           2,355,213           5,349
   China Motor                                        2,087,836           1,922
   Chinatrust Financial Holding                      16,592,587          13,876
   Chunghwa Telecom                                   2,218,500           4,126
   Chunghwa Telecom ADR                                 236,132           4,659
   Compal Electronics                                 9,595,865           8,555
   Delta Electronics                                  1,029,550           3,318
   Eva Airways                                           13,948               6
   Far Eastern Textile                                  770,463             674
   First Financial Holding                            5,823,208           4,423
   Foxconn Technology                                   195,430           2,342
   Fubon Financial Holding                            2,144,000           2,007
   High Tech Computer                                   448,798           8,884
   HON HAI Precision Industry                         2,573,401          18,362
   InnoLux Display*                                      47,000              85
   Largan Precision                                      83,350           1,611
   Makalot Industrial                                   110,000             239
   MediaTek                                             797,000           8,243
   Merry Electronics                                     44,382             121
   Nan Ya Printed Circuit Board                         121,000             835
   Nien Hsing Textile                                 1,327,000             800
   Nien Made Enterprises                              1,521,810           1,541
   Novatek Microelectronics                             536,398           2,428
   Optimax Technology                                 1,377,533             972
   Powerchip Semiconductor                            2,777,000           1,875
   Quanta Computer                                    3,252,956           5,900
   Radiant Opto-Electronics                           1,171,150           1,872
   Siliconware Precision Industries                   1,232,098           1,936
   SinoPac Financial Holdings                         8,439,230           4,519
   Sunplus Technology                                 1,227,064           1,497
   Taiwan Cement                                        955,854             864
   Taiwan Mobile                                        815,632             846
   Taiwan Semiconductor
      Manufacturing                                   9,837,214          20,378
   Taiwan Semiconductor
      Manufacturing ADR                                 865,758           9,463
   United Microelectronics                           23,943,709          14,880
   Wan Hai Lines                                        312,000             191
   Yageo*                                             6,595,440           3,077
                                                                   -------------
                                                                        185,282
                                                                   -------------

THAILAND -- 1.7%
   Advanced Info Service (B)                          1,170,300           2,509
   Bangkok Bank                                         959,200           3,051

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Bangkok Land NVDR*                               167,660,200    $      4,035
   Charoen Pokphand Foods (B)                        10,931,000           1,512
   CP Seven Eleven                                    3,951,200             683
   Delta Electronics Thai                             1,229,400             588
   Kasikornbank NVDR (B)                              2,133,000           3,688
   Krung Thai Bank                                    4,612,900           1,519
   PTT                                                  638,500           3,709
   PTT (Foreign)                                        280,200           1,628
   Siam Commercial Bank (B)                           1,120,800           1,581
   Siam Makro                                           188,500             511
                                                                   -------------
                                                                         25,014
                                                                   -------------

TURKEY -- 2.1%
   Akbank                                                    --              --
   Arcelik                                              150,326             886
   Ford Otomotiv Sanayi                                  57,769             465
   GSD Holding*                                       2,000,001           1,666
   Haci Omer Sabanci Holding                          1,128,012           4,420
   KOC Holding*                                         358,271           1,391
   Petrol Ofisi*                                        246,950             799
   Turkcell Iletisim Hizmet                             917,139           4,629
   Turkiye Garanti Bankasi                            1,267,218           4,187
   Turkiye Is Bankasi                                 2,841,103          13,037
                                                                   -------------
                                                                         31,480
                                                                   -------------

UNITED KINGDOM -- 0.4%
   Anglo American                                        95,020           4,633
   BHP Billiton (B)                                      64,756           1,184
                                                                   -------------
                                                                          5,817
                                                                   -------------

UNITED STATES -- 0.0%
   Caspian Services*                                     79,500             318
   Central European Distribution*                         8,100             241
                                                                   -------------
                                                                            559
                                                                   -------------

Total Common Stock
   (Cost $956,639) ($ Thousands)                                      1,398,877
                                                                   -------------

CORPORATE OBLIGATIONS (A)(C)(D) -- 0.8%

UNITED STATES -- 0.8%
   Beta Finance MTN
     5.357%, 05/10/07                                     3,000           3,000
   Cheyne Finance LLC MTN
     5.362%, 04/16/07                                     1,000           1,000
   K2 LLC MTN
     5.357%, 05/21/07                                     2,000           2,000
     5.315%, 04/18/07                                     1,500           1,500
   Links Finance LLC MTN
     5.357%, 05/21/07                                     2,000           2,000
   Premier Asset Collateralization
     LLC  MTN
     5.330%, 04/25/07                                     1,500           1,500
   Sigma Finance MTN
     5.310%, 04/18/07                                     1,500           1,500
                                                                   -------------
Total Corporate Obligations
   (Cost $12,499) ($ Thousands)                                          12,500
                                                                   -------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                            ($ Thousands) (1)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (A)(C)(D) -- 0.1%

UNITED STATES -- 0.1%
   Lothian Mortgages Master Issue
     Trust, Ser 2006-1A, Cl A1
     5.320%, 01/24/28                                     1,630    $      1,630
                                                                   -------------
Total Asset-Backed Securities
   (Cost $1,630) ($ Thousands)                                            1,630
                                                                   -------------

DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Companhia Vale do Rio Doce
     0.000%, 09/30/49                                         8              --
                                                                   -------------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                   --
                                                                   -------------

PREFERRED STOCK -- 4.6%

BRAZIL -- 4.3%
   Braskem, Cl A                                        242,800           1,706
   Centrais Eletricas Brasileiras, Cl B              66,060,000           1,482
   Cia de Bebidas das Americas ADR                       55,700           2,718
   Cia de Tecidos do Norte de Minas -
      Coteminas                                      19,117,100           2,238
   Cia Energetica de Minas Gerais                   141,927,593           6,979
   Cia Paranaense de Energia                        144,255,100           1,689
   Cia Paranaense de Energia ADR                        450,300           4,944
   Cia Vale do Rio Doce ADR                             452,038          11,866
   Cia Vale do Rio Doce, Cl A                            42,178           1,069
   Duratex                                               87,000           1,353
   Eletropaulo Metropolitana de Sao
      Paulo*                                         15,197,800             776
   Investimentos Itau                                 1,521,233           7,781
   Klabin                                               277,800             696
   Petroleo Brasileiro                                   21,400           2,000
   Tam                                                  187,485           5,840
   Telecomunicacoes de Sao Paulo                         43,476           1,120
   Telemar Norte Leste                                  341,234           7,768
   Telemig Celular Participacoes                    788,963,610           1,497
                                                                   -------------
                                                                         63,522
                                                                   -------------

SOUTH KOREA -- 0.3%
   Hyundai Motor                                         73,890           3,149
   Hyundai Motor (Second Preferred)                      46,810           1,905
                                                                   -------------
                                                                          5,054
                                                                   -------------
Total Preferred Stock
   (Cost $41,483) ($ Thousands)                                          68,576
                                                                   -------------

EXCHANGE TRADED FUNDS -- 0.5%

UNITED STATES -- 0.5%
   iShares FTSE/Xinhua China 25
       Index Fund                                        38,000           4,235
   iShares MSCI Taiwan Index Fund                       230,000           3,337
                                                                   -------------
Total Exchange Traded Funds
   (Cost $6,005) ($ Thousands)                                            7,572
                                                                   -------------

--------------------------------------------------------------------------------
                                                  Face Amount
                                                 ($ Thousands)      Market Value
Description                                       (1)/Shares       ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C)(E) -- 5.0%

   Atlas Capital Funding
     5.386%, 01/03/07                                     2,000    $      1,999
     5.330%, 02/12/07                                     5,000           5,000
   Bavaria TRR
     5.403%, 01/12/07                                     7,000           6,989
   Brahms Funding
     5.342%, 01/16/07                                     6,000           5,987
   Ebury Finance
     5.337%, 01/02/07                                     6,000           5,999
   Giro Balanced Funding
     5.324%, 01/11/07                                     6,000           5,991
   Mica Funding LLC
     5.333%, 01/09/07                                     5,000           4,994
   Mint II LLC
     5.372%, 01/24/07                                     7,000           6,976
   Morrigan TRR Funding LLC
     5.371%, 01/16/07                                     6,000           5,987
   Ocala Funding
     5.343%, 01/10/07                                     6,000           5,992
   Solitaire Funding
     5.326%, 01/17/07                                     7,000           6,984
   Stratford Receivables
     5.338%, 01/05/07                                     6,000           5,996
   Von Karman Funding
     5.411%, 01/05/07                                     6,000           5,996
                                                                   -------------
Total Commercial Paper
   (Cost $74,890) ($ Thousands)                                          74,890
                                                                   -------------

CASH EQUIVALENTS** -- 0.5%

UNITED STATES -- 0.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.350% +                 5,598,958           5,599
   The Reserve Funds, Primary Fund,
      Cl 8, 5.240% (C)                                1,662,683           1,663
                                                                   -------------
Total Cash Equivalents
   (Cost $7,262) ($ Thousands)                                            7,262
                                                                   -------------

REPURCHASE AGREEMENTS (C)(F) -- 5.6%

Banc of America
   5.300%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $11,006,478 (collateralized by a
   U.S. Government Obligation, par value
   $13,911,587, 5.000%, 04/01/35; with
   total market value $11,220,000)                       11,000          11,000
Deutsche Bank
   5.300%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $18,010,600 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $1,718,496-$5,000,000, 5.000%-6.000%,
   09/01/18-11/01/35; with total market
   value $18,360,000)                                    18,000          18,000


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
Lehman Brothers
   5.300%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $10,005,889 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $2,592,540-$4,071,646, 6.000%-6.500%,
   0/01/21-11/01/36; with total market
   value $10,202,394)                                    10,000    $     10,000
Merrill Lynch
   5.320%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $45,026,600 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $9,950,000-$14,243,245, 0.000%,
   02/01/35-12/01/36; with total market
   value $45,902,363)                                    45,000          45,000
                                                                   -------------
Total Repurchase Agreements
   (Cost $84,000) ($ Thousands)                                          84,000
                                                                   -------------

Total Investments -- 110.4%
   (Cost $1,184,408) ($ Thousands)++                               $  1,655,307
                                                                   =============

      Percentages are based on Net Assets of $1,498,976 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of December 31, 2006.

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(1)   In U.S. dollars unless otherwise indicated.

(A) This security was sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $161,820 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $174,683 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.

(E)   The rate reported is the effective yield at time of purchase.

(F)   Tri-Party Repurchase Agreement.

(G) Securities are fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. As of December 31, 2006, the total value of these securities was $9,785 ($ Thousands), representing 0.65% of net assets.

ADR   -- American Depositary Receipt
Cl    -- Class
EUR   -- Euro
GBP   -- British Pound Sterling
GDR   -- Global Depositary Receipt
GDS   -- Global Depositary Share
HKD   -- Hong Kong Dollar
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
NVDR  -- Non-Voting Depositary Receipt
PDR   -- Philippine Depositary Receipt
Ser   -- Series

++ At December 31, 2006, the tax basis cost of the Fund's investments was $1,184,408 ($ Thousands), and the unrealized appreciation and depreciation were $483,697 ($ Thousands) and $(12,798) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

      Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------

GLOBAL BONDS -- 75.4%

AUSTRALIA -- 0.6%
   Macquarie Bank MTN,
     Ser E (A)
     5.500%, 09/19/16                 GBP                   600    $      1,162
   New S Wales Treasury
     7.000%, 12/01/10                                     4,950           3,996
                                                                   -------------
                                                                          5,158
                                                                   -------------

AUSTRIA -- 0.2%
   Telekom Finanzmanagement
     5.000%, 07/22/13                                     1,100           1,473
                                                                   -------------

BELGIUM -- 0.7%
   Kingdom of Belgium, Ser 31
     5.500%, 03/28/28                                     3,460           5,440
                                                                   -------------

BRAZIL -- 0.5%
   Federal Republic of Brazil
     8.250%, 01/20/34                                     3,323           4,029
                                                                   -------------

CANADA -- 3.2%
   Bell Canada MTN
     5.000%, 02/15/17                                       774             663
   Government of Canada
     4.500%, 06/01/15                                       190             168
     4.000%, 06/01/16                                    25,606          21,861
   Province of Ontario
     4.700%, 06/02/37                                     1,800           1,581
   Province of Ontario MTN, Ser E
     1.875%, 01/25/10                 JPY               170,000           1,464
   YPG Holdings MTN
     5.250%, 02/15/16                                     1,500           1,258
                                                                   -------------
                                                                         26,995
                                                                   -------------

CAYMAN ISLANDS -- 0.6%
   Mizuho Financial Group (A)
     4.750%, 04/15/14                 EUR                 1,380           1,835
   Resona Preferred Global Securities
     (A) (B)
     7.191%, 07/30/49                                       818             854
   Vale Overseas
     6.875%, 11/21/36                                       546             560
   Yorkshire Power Finance
     7.250%, 08/04/28                 GBP                   750           1,784
                                                                   -------------
                                                                          5,033
                                                                   -------------

DENMARK -- 2.4%
   Danica Pension
     4.350%, 10/29/49                                     1,980           2,585
   Danske Bank MTN, Ser E (A)
     5.875%, 03/26/15                                     1,000           1,411
   Nykredit
     4.158%, 10/01/38 (A)             DKK                42,000           7,259
     4.000%, 01/01/08                 DKK                49,100           8,668
                                                                   -------------
                                                                         19,923
                                                                   -------------

FINLAND -- 0.0%
   Government of Finland
     4.250%, 07/04/15                                       150             202
                                                                   -------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
FRANCE -- 5.0%
   AXA (A)
     5.777%, 07/29/49                                     1,100    $      1,505
   Caisse Nationale des Autoroutes
     4.500%, 03/28/18                                     1,500           2,027
   Caisse Nationale des Casses d'Epargne et
     de Prevoyance (A)
     5.250%, 07/30/49                                     1,320           1,793
   Caisse Refinancement de l'Habitat
     4.250%, 10/25/14                                       600             795
   Compagnie De St Gobain
     4.875%, 05/31/16                                       600             799
   Government of France
     5.750%, 10/25/32                                    14,080          23,273
     4.000%, 04/25/09                                     2,510           3,316
     4.000%, 04/25/55                                       370             481
     3.500%, 04/25/15                                     3,794           4,836
     2.250%, 07/25/20                                       240             332
   Veolia Environnement
     5.875%, 06/27/08                                     1,740           2,352
                                                                   -------------
                                                                         41,509
                                                                   -------------

GERMANY -- 14.9%
   Bayer (A)
     5.000%, 07/29/15                                       400             481
   Bertelsmann
     4.375%, 09/26/12                                     1,275           1,665
   Bundesobligation
     3.500%, 04/08/11                                     6,930           8,987
   Commerzbank MTN, Ser E (A)
     4.125%, 09/12/16                                     1,350           1,748
   Deutsche Bundesrepublik
     4.750%, 07/04/34                                    17,924          26,130
     4.000%, 07/04/16                                    16,105          21,298
     3.750%, 07/04/13                                     3,950           5,150
     3.750%, 01/04/15                                    16,275          21,161
     3.750%, 01/04/17                                     3,350           4,345
     3.500%, 01/04/16                                     7,925          10,126
   Deutsche Pfandbriefbank
     4.500%, 01/15/18                                     2,400           3,244
   Henkel Kgaa (A)
     5.375%, 11/25/15                                       400             503
   KFW
     4.700%, 06/02/37                                     4,850           4,231
     2.050%, 02/16/26                 JPY               675,000           5,623
     1.350%, 01/20/14                 JPY             1,100,000           9,146
                                                                   -------------
                                                                        123,838
                                                                   -------------

IRELAND -- 0.5%
   BOI Capital Funding No. 4 (A)
     6.430%, 09/29/49                                       360             708
   GE Capital UK Funding MTN, Ser E
     5.125%, 03/03/15                                     1,875           3,587
                                                                   -------------
                                                                          4,295
                                                                   -------------

ITALY -- 1.4%
   Buoni Poliennali Del Tesoro
     5.750%, 02/01/33                                     4,170           6,633
   Sanpaolo IMI MTN, Ser E
     6.375%, 04/06/10                                     2,150           3,006


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Unicredito Italiano MTN, Ser E (A)
     4.500%, 09/22/19                                     1,300    $      1,714
                                                                   -------------
                                                                         11,353
                                                                   -------------

JAPAN -- 17.9%
   Abbott Japan
     1.050%, 11/06/08                                   120,000           1,006
   Development Bank of Japan
     2.300%, 03/19/26                                    60,000             509
     1.600%, 06/20/14                                   840,000           7,106
   East Japan Railway MTN, Ser E
     4.750%, 12/08/31                 GBP                 1,000           1,910
   Government of Japan 10 Year
     Bond, Ser 223
     1.700%, 09/20/10                                 1,854,000          15,917
   Government of Japan 10 Year
     Bond, Ser 252
     1.000%, 06/20/13                                   916,100           7,501
   Government of Japan 10 Year
     Bond, Ser 256
     1.400%, 12/20/13                                 2,664,000          22,287
   Government of Japan 10 Year
     Bond, Ser 257
     1.300%, 12/20/13                                 1,782,900          14,817
   Government of Japan 10 Year
     Bond, Ser 268
     1.500%, 03/20/15                                   222,600           1,857
   Government of Japan 15 Year
     Bond, Ser 35 (A)
     1.030%, 07/20/20                                   450,000           3,546
   Government of Japan 15 Year
     Bond, Ser 39
     1.270%, 03/20/21                                   450,000           3,784
   Government of Japan 20 Year
     Bond, Ser 48
     2.500%, 12/21/20                                   674,400           6,094
   Government of Japan 20 Year
     Bond, Ser 82
     2.100%, 09/20/25                                 1,344,000          11,389
   Government of Japan 30 Year
     Bond, Ser 20
     2.500%, 09/20/35                                   121,000           1,062
   Government of Japan 30 Year
     Bond, Ser 22
     2.500%, 03/20/36                                   287,000           2,515
   Government of Japan CPI Linked
     Bond, Ser 4
     0.500%, 06/10/15                                     1,410              11
   Government of Japan CPI Linked
     Bond, Ser 5
     0.800%, 09/10/15                                 3,143,549          25,620
   Japan Finance for Municipal
     Enterprises
     1.350%, 11/26/13                                 2,387,000          19,849
   Sumitomo Mitsui Banking
     5.625%, 10/15/15 (A) (B)                               415             406
     4.375%, 10/27/14 (A)             EUR                   830           1,093
                                                                   -------------
                                                                        148,279
                                                                   -------------

LUXEMBOURG -- 0.9%
   Basell AF SCA Registered
     8.375%, 08/15/15                                       310             438
   Gazprom OAO
     9.625%, 03/01/13                                       850           1,013

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Rhodia
     10.250%, 06/01/10                                      270    $        308
   Syngenta Lux Finance
     4.125%, 09/21/11                                       975           1,271
   Telecom Italia MTN, Ser E
     7.000%, 04/20/11                                     2,050           2,972
   Tyco International Group
     6.500%, 11/21/31                 GBP                   415             916
     6.000%, 11/15/13                                       600             621
                                                                   -------------
                                                                          7,539
                                                                   -------------

MEXICO -- 3.6%
   Mexican Bonos, Ser MI10
     9.500%, 12/18/14                                    11,240           1,166
     9.000%, 12/20/12                                   286,815          28,581
                                                                   -------------
                                                                         29,747
                                                                   -------------

NETHERLANDS -- 1.0%
   Adecco International Financial
     Services
     4.500%, 04/25/13                                     1,200           1,566
   BMW Finance MTN
     5.000%, 08/06/18                                       700             960
   Government of Netherlands
     7.500%, 01/15/23                                       796           1,469
   ING Bank MTN, Ser E
     5.500%, 01/04/12                                     1,000           1,387
   ING Groep MTN, Ser E (A)
     4.176%, 06/29/49                                       700             881
   Koninklijke Philips Electronic
     5.750%, 05/16/08                                       950           1,277
   Linde Finance (A)
     8.125%, 07/14/66                                       340             695
                                                                   -------------
                                                                          8,235
                                                                   -------------

NEW ZEALAND -- 0.8%
   Government of New Zealand
     6.000%, 07/15/08                                     9,376           6,548
                                                                   -------------

NORWAY -- 1.6%
   DNB Nor Bank MTN, Ser E (A)
     4.875%, 01/29/49                                       380             719
   Government of Norway
     5.500%, 05/15/09                                    75,871          12,490
                                                                   -------------
                                                                         13,209
                                                                   -------------

PERU -- 0.1%
   Republic of Peru
     7.350%, 07/21/25                                       916           1,035
                                                                   -------------

POLAND -- 0.2%
   Republic of Poland
     6.250%, 10/24/15                                     3,850           1,423
                                                                   -------------

RUSSIA -- 0.5%
   Ministry Finance of Russia, Ser V
     3.000%, 05/14/08                                     2,116           2,042
   Russian Federation Registered (C)
     5.000%, 03/31/30                                     2,130           2,405
                                                                   -------------
                                                                          4,447
                                                                   -------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
SINGAPORE -- 1.3%
   Government of Singapore
     3.500%, 07/01/12                                    16,400    $     10,942
                                                                   -------------

SOUTH AFRICA -- 0.6%
   Foodcorp Registered
     8.875%, 06/15/12                                       435             614
   Republic of South Africa
     13.000%, 08/31/10                                   25,000           4,077
                                                                   -------------
                                                                          4,691
                                                                   -------------

SPAIN -- 2.7%
   Government of Spain
     6.150%, 01/31/13                                    14,030          20,641
   Pastor Part Preferentes (A)
     4.564%, 07/29/49                                     1,050           1,303
   Telefonica Emisiones Sau MTN,
     Ser E
     5.375%, 02/02/18                                       280             521
                                                                   -------------
                                                                         22,465
                                                                   -------------

SUPRA-NATIONAL -- 0.4%
   European Investment Bank
     5.375%, 10/15/12                 EUR                 1,000           1,410
     3.125%, 10/15/15                 EUR                 1,000           1,231
   Ras Laffan III (B)
     5.838%, 09/30/27                                       955             917
                                                                   -------------
                                                                          3,558
                                                                   -------------

SWEDEN -- 1.5%
   Kingdom of Sweden, Ser 1045
     5.250%, 03/15/11                                    66,025          10,174
   Svenska Handelsbanken MTN,
     Ser E (A)
     4.194%, 12/29/49                                       840           1,057
   Swedbank MTN, Ser E (A)
     5.750%, 03/17/16                 GBP                   750           1,458
                                                                   -------------
                                                                         12,689
                                                                   -------------

UKRAINE -- 0.2%
   Government of Urkaine Registered
     7.650%, 06/11/13                                     1,507           1,622
                                                                   -------------

UNITED KINGDOM -- 8.3%
   AIB UK 1 (A)
     4.781%, 12/17/49                 EUR                   350             441
   AIB UK 2 (A)
     5.142%, 06/29/49                 EUR                   640             848
   Abbey National Treasury Services
     5.375%, 12/30/09                                       700           1,365
   Anglian Water Services Financial
     MTN, Ser E
     5.250%, 10/30/15                                       280             539
     4.625%, 10/07/13                                     1,450           1,935
   Aviva (A) EUR
     5.700%, 09/29/49                                     1,000           1,374
   Bank of Scotland MTN, Ser E
     6.125%, 02/05/13                 EUR                 1,630           2,354
   Barclays Bank MTN, Ser E
     5.750%, 09/14/26                                       500           1,044
   British Telecommunications
     5.750%, 12/07/28                                       200             374

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Brixton +
     5.250%, 10/21/15                                       280    $        525
   Chester Asset Receivables
     6.125%, 10/15/10                 EUR                 4,260           5,977
   Friends Provident (A)
     6.875%, 11/21/19                                       750           1,557
   HBOS MTN, Ser E (A)
     5.125%, 10/29/49                 EUR                   700             942
   Halifax MTN, Ser E
     6.375%, 04/03/08                                       500             988
   Hammerson +
     5.250%, 12/15/16                                       280             521
   Ineo's Group Holdings
     7.875%, 02/15/16                 EUR                   200             252
   Lloyds TSB Bank (A)
     6.350%, 10/29/49                 EUR                   700           1,005
   Lloyds TSB Bank MTN, Ser E
     6.625%, 03/30/15                                       400             842
   MBNA Europe Funding MTN, Ser E
     4.500%, 01/23/09                 EUR                 1,000           1,329
   Marks & Spencer MTN, Ser E
     5.625%, 03/24/14                                       500             963
   Mmo2
     6.375%, 01/25/07                 EUR                 1,100           1,453
   National Westminster Bank
     6.500%, 09/07/21                                       400             872
   Old Mutual MTN, Ser E (A)
     5.000%, 11/29/49                 EUR                 1,150           1,483
   Royal Bank of Scotland MTN,
     Ser E (A)
     5.125%, 07/29/49                 EUR                 1,320           1,791
   United Kingdom Treasury
     5.000%, 03/07/12                                     2,500           4,900
     5.000%, 03/07/25                                     1,100           2,286
     4.750%, 09/07/15                                     4,640           9,053
     4.250%, 03/07/36                                       960           1,893
     4.000%, 03/07/09                                     5,520          10,547
     4.000%, 09/07/16                                     3,000           5,539
   Vodafone Group MTN, Ser E
     5.900%, 11/26/32                                       500           1,003
     4.250%, 05/27/09                 EUR                 1,500           1,978
   Zurich Finance MTN, Ser E (A)
     6.625%, 10/30/49                                       260             538
                                                                   -------------
                                                                         68,511
                                                                   -------------

UNITED STATES -- 3.8%
   ASIF III Jersey
     0.950%, 07/15/09                 JPY               100,000             836
   American Express Credit MTN, Ser E
     5.625%, 08/18/09                 GBP                   800           1,564
   BNP Paribas Capital Trust IV (A)
     6.342%, 01/29/49                 EUR                 1,850           2,635
   CIT Group MTN (A)
     5.595%, 05/18/07                                       765             766
   CIT Group MTN, Ser E
     5.500%, 12/15/08                 GBP                   750           1,462
   Cablevision Systems, Ser B
     8.000%, 04/15/12                                       430             422
   Directv Holdings
     6.375%, 06/15/15                                       420             403
   Electronic Data Systems, Ser B
     6.500%, 08/01/13                                       790             795
   Ford Motor Credit
     6.500%, 01/25/07                                       410             410


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   General Electric Capital MTN, Ser E
     0.750%, 02/05/09                 JPY                70,000    $        585
   Genworth Financial
     6.150%, 11/15/66                                       322             322
     1.600%, 06/20/11                 JPY               160,000           1,339
   Goldman Sachs Group
     5.125%, 01/15/15                                       560             547
   HSBC Bank USA
     5.000%, 09/10/16                                    11,488          11,628
   HSBC Finance MTN, Ser E
     6.125%, 01/22/10                 GBP                   600           1,188
   ILFC E-Capital Trust I (A) (B)
     5.900%, 12/21/65                                       270             273
   Pfizer
     1.800%, 02/22/16                 JPY               190,000           1,580
     0.800%, 03/18/08                 JPY                23,000             193
   Qwest Communications International
     7.500%, 02/15/14                                       600             618
   Toyota Motor Credit
     0.750%, 06/09/08                 JPY               180,000           1,510
   Tyson Foods
     8.250%, 10/01/11                                     1,818           1,965
   Wal-Mart Stores
     4.875%, 01/19/39                 GBP                   428             812
                                                                   -------------
                                                                         31,853
                                                                   -------------
Total Global Bonds
   (Cost $615,992) ($ Thousands)                                        626,041
                                                                   -------------

ASSET-BACKED SECURITIES -- 6.0%

SOUTH KOREA -- 0.5%
   Credipia, Ser 2006-1A, Cl A (A) (B)
     5.530%, 09/27/11                                     4,000           4,000
                                                                   -------------
UNITED STATES -- 5.5%
   Bear Stearns Commercial Mortgage
     Securities, Ser 2006-PW14, Cl A4
     5.201%, 12/01/38                                     2,775           2,737
   Chase Manhattan Auto Owner
     Trust, Ser 2005-B, Cl A4
     4.880%, 06/15/12                                     3,230           3,215
   Citibank Credit Card Issurance
     Trust, Ser A4, Cl A4
     5.375%, 04/10/13                 EUR                 6,800           9,355
   Countrywide Alternative Loan
     Trust, Ser 2006-43CB, Cl IPO
     6.280%, 01/31/37                                     4,720           4,750
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKS4, Cl A2
     5.183%, 11/15/36                                     2,810           2,796
   Credit Suisse First Boston Mortgage
     Securities, Ser CKS4, Cl A1
     4.485%, 11/15/36                                     2,465           2,415
   Ford Credit Auto Owner Trust,
     Ser 2006-C, Cl A3
     5.160%, 11/15/10                                     2,215           2,215
   Keybank, Ser 2000-CA, Cl A2
     7.727%, 05/17/32                                     2,672           2,828
   LB-UBS Commercial Mortgage,
     Ser 2007-C7, Cl A1A
     4.475%, 10/15/29                                     2,985           2,888
   Morgan Stanley Capital I, Ser 2006-
     IQ12, Cl A4
     5.319%, 12/15/43                                     2,560           2,559

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Peco Energy Transition Trust,
     Ser A, Cl A1
     6.520%, 12/31/10                                     2,600    $      2,713
   SLM Student Loan Trust, Ser 2, Cl
     A5 (A)
     3.304%, 01/25/24                 EUR                 1,000           1,324
   Salomon Brothers Mortgage
     Securities, Ser 2000-C1, Cl A2
     7.520%, 12/18/09                                     2,475           2,604
   USAA Auto Owner Trust, Ser 2006-
     4, Cl A3
     5.010%, 06/15/11                                     3,105           3,098
                                                                   -------------
                                                                         45,497
                                                                   -------------
Total Asset-Backed Securities
   (Cost $48,487) ($ Thousands)                                          49,497
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.4%

UNITED STATES -- 3.4%
   FHLB DN
     4.803%, 01/02/07                                    27,100          27,096
   FHLMC
     4.750%, 01/15/13                 EUR                 1,000           1,366
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $28,507) ($ Thousands)                                          28,462
                                                                   -------------

LOAN PARTICIPATIONS -- 2.1%

UNITED STATES -- 2.1%
   Amsted Industries Term Loan
     7.370%, 03/28/13                                       247             247
   Beverly Enterprises Term Loan
     8.124%, 07/24/11                                       373             376
   Boston Generating Term Loan
     0.000%, 12/22/13                                       750             753
   Cablevision, Ser B Term Loan
     7.122%, 03/14/13                                       498             498
   Cebridge Connections (Cequel)
     Term Loan
     7.620%, 10/01/13                                     1,500           1,500
   Chapter Communications Term
     Loan
     8.005%, 04/28/13                                       962             967
   Eastman Kodak Term Loan
     7.639%, 10/18/12                                       271             272
   Education Management Term Loan
     7.875%, 05/26/13                                       748             753
   Ferro Term Loan
     8.570%, 06/06/12                                       556             554
   Ford Motor Company Term Loan
     0.000%, 11/29/13                                       750             751
   Georgia Pacific Term Loan
     8.350%, 02/14/14                                     1,250           1,252
   Hexion Specialty Term Loan
     7.875%, 05/04/13                                       819             818
     7.870%, 05/04/13                                       178             178
   Jean Coutu Group Term Loan
     7.938%, 07/30/11                                       650             650
   Lear Term Loan
     7.867%, 04/25/12                                       825             823
   London Arena & Waterfront Term Loan
     8.853%, 01/31/12                                     1,191           1,198


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   N.E.W. Holding Term Loan
     8.070%, 08/08/13                                       954    $        956
   North Las Vegas Term Loans
     12.367%, 03/31/13                                      100              98
     8.117%, 03/31/13                                       116             116
   Peach Holding Term Loan
     9.110%, 11/21/13                                     1,000           1,002
   Solo Cup Term Loan
     11.374%, 03/31/12                                      750             765
   Spectrum Brand Term Loan
     8.620%, 02/07/12                                       500             502
   TP Generation Holdings Term Loan
     0.000%, 12/15/14                                       500             500
   Talecris Biotherapeutics Holdings
     Term Loan
     10.500%, 12/01/13                                      500             500
   Targus Group Term Loan
     8.870%, 11/22/12                                       499             486
   United Subcontractors Term Loan
     0.000%, 12/27/12                                       750             728
                                                                   ------------
Total Loan Participations
   (Cost $17,276) ($ Thousands)                                          17,243
                                                                   ------------

CORPORATE OBLIGATIONS -- 1.8%

UNITED STATES -- 1.8%
   AK Steel
     7.875%, 02/15/09                                       420             420
   Altria Group
     7.750%, 01/15/27                                       705             855
   Autonation (A) (B)
     7.374%, 04/15/13                                        80              80
   Bristol-Myers Squibb
     5.875%, 11/15/36                                       835             822
   Embarq
     7.082%, 06/01/16                                       675             687
   Ford Motor Credit
     6.625%, 06/16/08                                       660             659
     4.950%, 01/15/08                                       214             210
   Hertz (B)
     8.875%, 01/01/14                                       400             419
   JP Morgan Chase MTN (A)
     5.437%, 12/22/08                                     4,000           4,006
   MGM Mirage
     8.375%, 02/01/11                                       380             394
   Momentive Performance
     0.000%, 12/04/13                                     1,000           1,002
   NRG Energy
     7.375%, 02/01/16                                       400             402
   Sara Lee
     6.250%, 09/15/11                                       800             815
   Starwood Hotels & Resorts
     7.375%, 11/15/15                                     1,437           1,471
   Time Warner Entertainment
     8.375%, 03/15/23                                       755             886
   Union Carbide
     7.750%, 10/01/96                                       910             951
   Wachovia Capital Trust III (A)
     5.800%, 03/15/11                                       687             693
   Williams
     7.875%, 09/01/21                                       370             397
                                                                   ------------
Total Corporate Obligations
   (Cost $15,039) ($ Thousands)                                          15,169
                                                                   ------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 9.4%

UNITED STATES -- 9.4%
   U.S. Treasury Bills
     4.949%, 01/18/07                                    48,700    $     48,605
     4.927%, 01/11/07                                    17,000          16,983
   U.S. Treasury Inflationary Index
     Notes
     3.375%, 04/15/32                                        11              14
     2.500%, 07/15/16                                     1,870           1,884
     2.375%, 01/15/25                                        69              69
     2.000%, 01/15/26                                     6,615           6,221
   U.S. Treasury Notes
     4.625%, 11/15/16                                     1,135           1,128
     4.500%, 02/15/36                                     3,274           3,113
     4.250%, 11/15/14                                        90              87
                                                                   ------------
Total U.S. Treasury Obligations
   (Cost $78,296) ($ Thousands)                                          78,104
                                                                   ------------

Total Investments -- 98.1%
   (Cost $803,597) ($ Thousands) ++                                $    814,516
                                                                   ============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2006, is as follows:

-------------------------------------------------------------------------------------------------
                                                                                      UNREALIZED
                                       CURRENCY                CURRENCY             APPRECIATION
SETTLEMENT                           TO DELIVER              TO RECEIVE           (DEPRECIATION)
DATE                                (THOUSANDS)             (THOUSANDS)            ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
1/9/07-1/10/07               ZAR         29,945       USD         4,027           $         (218)
1/10/07                      AUD          9,740       USD         7,591                      (84)
1/10/07                      USD          1,177       MXP        12,800                        5
1/10/07-1/11/07              SGD         17,378       USD        11,177                     (154)
1/10/07-1/12/07              JPY     24,594,587       USD       210,691                    4,042
1/10/07-1/12/07              USD         33,877       JPY     3,950,969                     (685)
1/10/07-1/16/07              GBP         68,961       USD       129,073                   (5,897)
1/10/07-1/16/07              USD         76,378       GBP        40,043                    1,995
1/10/07-1/17/07              PLZ         85,633       USD        28,711                     (802)
1/10/07-1/19/07              USD         15,636       AUD        20,014                      131
1/10/07-1/29/07              USD        128,973       EUR        99,364                    2,116
1/10/07-2/9/07               CAD         39,773       USD        34,940                      729
1/10/07-2/23/07              MXP        333,383       USD        30,353                     (397)
1/10/07-2/28/07              EUR        293,996       USD       375,566                  (12,413)
1/10/07-4/18/07              DKK         91,764       USD        15,966                     (310)
1/11/07                      CHF          7,302       USD         6,066                       79
1/11/07                      EUR          3,500       JPY       523,587                     (218)
1/11/07                      EUR          3,500       NOK        28,933                       32
1/11/07                      EUR          3,335       SEK        30,389                       44
1/11/07                      NOK        154,884       USD        24,589                     (299)
1/11/07                      USD             54       NOK           349                        2
1/11/07                      USD          2,241       SGD         3,500                       41
1/16/07                      KRW     11,373,028       USD        12,175                      (62)
1/17/07                      USD         27,611       PLZ        80,872                      262
1/22/07                      SEK         71,288       USD        10,118                     (316)
1/22/07                      USD         10,993       SEK        74,814                      (44)
2/9/07                       USD          5,608       CAD         6,455                      (53)
2/21/07                      NZD            189       USD           119                      (13)
                                                                                  ---------------
                                                                                  $      (12,487)
                                                                                  ===============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:

-------------------------------------------------------------------------------------------------
                                                                                      UNREALIZED
                                                                                    APPRECIATION
TYPE OF                                         NUMBER OF          EXPIRATION     (DEPRECIATION)
CONTRACT                                        CONTRACTS             DATE         ($ THOUSANDS)
-------------------------------------------------------------------------------------------------
U.S. Long Treasury Bond                           (146)             Mar-2007         $       344
U.S. 5-Year Note                                  (194)             Mar-2007                 176
U.S. 2-Year Note                                    38              Dec-2006                 (22)
U.S. 2-Year Note                                  (174)             Mar-2007                 107
U.S. 10-Year Note                                 (510)             Mar-2007                 707
Japan 10-Year Bond                                 (2)              Mar-2007                  17
Euro-Bobl                                          (34)             Mar-2007                  70
Euro-Bund                                          101              Mar-2007                (362)
Canadian 3-Month Bankers Acceptance               (155)             Jun-2007                  32
90-Day Bank Bill                                   186              Jun-2007                 (36)
90-Day Euro$                                      (115)             Jun-2007                 113
                                                                                     ------------
                                                                                     $     1,146
                                                                                     ============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2006

      Percentages are based on Net Assets of $830,277
      ($ Thousands).

+     Real Estate Investments Trust

(1)   In local currency unless otherwise indicated.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.

(B) This security was sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2006. The coupon on a step bond changes on a specified date.

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
CHF   -- Swiss Franc
Cl    -- Class
CPI   -- Consumer Price Index
DKK   -- Danish Krone
EUR   -- Euro
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
GBP   -- British Pound Sterling
JPY   -- Japanese Yen
KRW   -- South Korean Won
MTN   -- Medium Term Note
MXP   -- Mexican Peso
NOK   -- Norwegian Krone
NZD   -- New Zealand Dollar
PLZ   -- Polish Zloty
SEK   -- Swedish Krona
Ser   -- Series
SGD   -- Singapore Dollar
USD   -- U.S. Dollar
ZAR   -- South African Rand

++ At December 31, 2006, the tax basis cost of the Fund's total investments was $803,597 ($ Thousands), and the unrealized appreciation and depreciation were $18,009 ($ Thousands) and $(7,090) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

      Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------

GLOBAL BONDS -- 83.3%

ARGENTINA -- 7.0%
   Cia Transporte Energia Registered
     9.000%, 12/15/15 (H)                                   284    $        283
     8.875%, 12/15/16 (A)                                   470             471
   Province Del Neuquen (A)
     8.656%, 10/18/14                                       250             259
   Province of Buenos Aires
     9.375%, 09/14/18                                       470             486
     2.000%, 05/15/35 (H)                                 1,200             618
   Province of Mendoza Registered
     5.500%, 09/04/18                                       132             112
   Republic of Argentina
     12.000%, 09/19/16 (I)            EUR                 1,000             201
     11.750%, 05/20/11 (I)            EUR                10,000           2,082
     10.500%, 11/14/49 (I)            EUR                 1,000             203
     10.212%, 12/15/35 (B)                                6,590             877
     9.000%, 05/29/09 to 07/06/10
        (I)                           EUR                 4,125           1,657
     9.000%, 06/20/49                 EUR                 2,650           1,111
     8.500%, 07/01/04 (I)             EUR                   775             309
     8.280%, 12/31/33  (C)                               19,790          21,521
     8.125%, 04/21/08 (I)             EUR                 4,200           1,715
     8.000%, 02/25/02-02/26/08
        (I)                           EUR                 6,000           2,374
     7.820%, 12/31/33                 EUR                   249             344
     7.625%, 03/31/05 (I)                                 1,120             314
     7.625%, 08/11/07 (I)             EUR             2,325,000             463
     7.000%, 03/18/04 (I)             EUR             1,475,000             305
     5.589%, 08/03/12 (B) (I)                             8,435           6,124
     3.271%, 12/31/33 (B)                                 9,375           4,561
     1.330%, 12/31/38 (H)                                22,740          12,280
     0.000%, 12/15/35 (B)                                 2,400             306
   Republic of Argentina MTN, Ser E
     10.000%, 01/03/07 (I)            EUR             3,000,000             633
     9.000%, 05/24/49 (I)             EUR                 1,400             593
     8.750%, 02/04/49 (I)             EUR                 1,375             596
     8.500%, 07/30/10 (I)             EUR                 2,000             800
     7.625%, 08/11/07 (I)             ITL             2,255,000             447
   Transportadora Gas Norte Registered
     6.500%, 12/31/12 (A) (H)                                43              40
     6.500%, 12/31/12 (H)                                   216             204
                                                                   -------------
                                                                         62,289
                                                                   -------------

BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina,
     Ser B (L)
     9.223%, 12/11/17                 EUR                 2,300           1,054
                                                                   -------------

BRAZIL -- 10.4%
   Federal Republic of Brazil
     12.500%, 01/05/16-01/05/22
                                      BRL                30,302          16,176
     11.000%, 08/17/40                                   26,262          34,797
     10.500%, 07/14/14                                    3,400           4,301
     10.125%, 05/15/27                                    4,705           6,611
     8.875%, 10/14/19-04/15/24                            4,250           5,281
     8.750%, 02/04/25                                    12,565          15,518
     8.250%, 01/20/34                                     2,500           3,031
     8.000%, 01/15/18                                     1,770           1,968
     7.125%, 01/20/37                                     4,380           4,706
                                                                   -------------
                                                                         92,389
                                                                   -------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
CAYMAN ISLANDS -- 1.1%
   Blue City Investments
     13.750%, 11/07/13                                      750    $        746
   Earls Eight (A) (H)
     7.500%, 12/31/12                                       420             403
   Peru Enhanced Pass-Thru (A)
     5.751%, 05/31/25                                       320             113
     3.936%, 05/31/18                                     1,495             957
   Vale Overseas
     6.875%, 11/21/36                                     3,720           3,815
     6.250%, 01/11/16                                     3,615           3,650
     6.250%, 01/23/17                                        85              85
                                                                   -------------
                                                                          9,769
                                                                   -------------

CHILE -- 0.4%
   Codelco
     5.500%, 10/15/13                                     1,875           1,875
   Republic of Chile
     5.500%, 01/15/13                                     1,525           1,536
                                                                   -------------
                                                                          3,411
                                                                   -------------

CHINA -- 0.6%
   People's Republic of China
     4.750%, 10/29/13                                     5,770           5,645
                                                                   -------------

COLOMBIA -- 4.9%
   Republic of Colombia
     12.000%, 10/22/15                COP            14,094,000           7,461
     11.750%, 03/01/10                COP             7,627,000           3,676
     11.750%, 02/25/20                                   11,611          16,865
     10.750%, 01/15/13 (C)                                1,750           2,166
     10.375%, 01/28/33                                    1,700           2,435
     8.125%, 05/21/24                                     6,700           7,739
     7.375%, 01/27/17                                     1,485           1,596
     7.375%, 09/18/37                                     1,035           1,111
                                                                   -------------
                                                                         43,049
                                                                   -------------

CYPRUS -- 0.2%
   Springvale Holdings (B)
     11.389%, 09/07/09                                    1,000           1,000
   Teorema Holding
     9.000%, 10/27/08                                     1,000           1,000
                                                                   -------------
                                                                          2,000
                                                                   -------------

DOMINICAN REPUBLIC -- 0.3%
   Cerv Nacional Dominicana
     8.875%, 01/22/07                                       820             810
   Republic of Dominican Republic
     8.625%, 04/20/27                                     1,325           1,523
                                                                   -------------
                                                                          2,333
                                                                   -------------

ECUADOR -- 1.4%
   Republic of Ecuador Registered
     10.000%, 08/15/30 (H)                                2,680           2,024
     9.375%, 12/15/15                                     1,100             869
     9.375%, 12/15/15 (C)                                12,555           9,918
                                                                   -------------
                                                                         12,811
                                                                   -------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
EL SALVADOR -- 2.5%
   Republic of El Salvador
     8.250%, 04/10/32                                     5,335    $      6,415
     7.750%, 01/24/23                                     4,365           5,005
     7.650%, 06/15/35                                     9,431          10,704
                                                                   -------------
                                                                         22,124
                                                                   -------------

INDONESIA -- 2.8%
   Garuda Indonesia (B) (J) (K)
     5.867%, 12/31/07                                     1,183             828
   Indonesia Treasury Bond
     12.000%, 09/15/11                IDR            40,540,000           4,839
   Indosat Finance
     7.125%, 06/22/12                                     1,050           1,050
   Republic of Indonesia
     8.500%, 10/12/35  (A) (C)                            2,500           3,100
     8.500%, 10/12/35                                     3,750           4,667
     7.500%, 01/15/16 (A)                                 1,760           1,927
     7.500%, 01/15/16                                       240             264
     7.250%, 04/20/15                                     3,680           3,958
     6.875%, 03/09/17                                     1,500           1,595
     6.750%, 03/10/14                                     2,600           2,714
                                                                   -------------
                                                                         24,942
                                                                   -------------

IRAQ -- 0.8%
   Republic of Iraq
     5.800%, 01/15/28                                     3,250           2,104
     5.800%, 01/15/28 (C)                                 7,950           5,176
                                                                   -------------
                                                                          7,280
                                                                   -------------

IRELAND -- 0.1%
   Dal Capital (Vneshtorgbk)
     7.000%, 04/13/09                 RUB                19,000             730
                                                                   -------------

JERSEY-- 0.1%
   UBS Jersey Branch MTN (A) (B)
     0.783%, 11/01/13                                     1,320           1,250
                                                                   -------------

LUXEMBOURG -- 0.9%
   Alpha Dividend Payment Rights
     Finance (A) (B)
     7.247%, 12/15/11                                       560             560
   Gaz Capital for Gazprom Registered
     9.625%, 03/01/13                                     1,500           1,787
     8.625%, 04/28/34                                     3,340           4,309
   Kuznetski (Bank of Moscow) (H)
     7.500%, 11/25/15                                       900             931
   RSHB Captl
     7.175%, 05/16/13                                       400             421
                                                                   -------------
                                                                          8,008
                                                                   -------------

MALAYSIA -- 0.7%
   Government of Malaysia
     7.500%, 07/15/11                                     3,910           4,255
   Petronas Capital
     7.875%, 05/22/22                                     1,775           2,190
                                                                   -------------
                                                                          6,445
                                                                   -------------

MEXICO -- 5.4%
   Cornhill, Ser 39 (I) (J) (K)
     0.000%, 01/30/00                                     1,650             577
   Cornhill, Ser 46 (I) (J) (K)
     8.626%, 03/02/00                                       150              53

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Mexican Bonos, Ser M10
     8.000%, 12/17/15                 MXP                37,500    $      3,588
   Mexican Bonos, Ser M20
     8.000%, 12/07/23                 MXP               106,744          10,272
   Mexican Bonos, Ser MI10
     9.000%, 12/20/12                 MXP                21,830           2,175
   Pemex Project Funding Master Trust
     8.625%, 02/01/22                                       650             803
     7.375%, 12/15/14                                       500             551
   United Mexican States
     11.500%, 05/15/26                                      400             652
     8.125%, 12/30/19                                     9,600          11,664
     7.500%, 04/08/33                                     7,600           8,968
     6.625%, 03/03/15                                       925             993
   United Mexican States MTN
     11.000%, 05/08/17                EUR                 5,000               5
     8.300%, 08/15/31                                     4,305           5,504
     8.000%, 09/24/22                                     1,500           1,833
                                                                   -------------
                                                                         47,638
                                                                   -------------

NETHERLANDS -- 0.3%
   Kazkommerts International (A)
     7.500%, 11/29/16                                       450             449
   Majapahti Holding (A)
     7.750%, 10/17/16                                       260             275
   White Nights Belagroprom Bank (B)
     7.782%, 12/17/07                                     1,390           1,833
                                                                   -------------
                                                                          2,557
                                                                   -------------

PAKISTAN -- 0.0%
   Republic of Pakistan
     7.875%, 03/31/36                                       330             359
                                                                   -------------

PANAMA -- 1.7%
   Republic of Panama
     9.375%, 04/01/29                                     2,015           2,690
     8.875%, 09/30/27                                     3,125           3,969
     7.250%, 03/15/15 (C)                                 7,090           7,675
     6.700%, 01/26/36 (C)                                   580             603
                                                                   -------------
                                                                         14,937
                                                                   -------------

PERU -- 2.9%
   Republic of Peru (C)
     9.875%, 02/06/15                                       710             897
     8.750%, 11/21/33                                     3,495           4,596
     8.375%, 05/03/16                                     3,545           4,210
     7.350%, 07/21/25                                     9,705          10,966
   Republic of Peru FLIRB, Ser 20YR (B)
     5.000%, 03/07/17                                     1,805           1,791
   Republic of Peru, Ser 20YR (B)
     5.000%, 03/07/17                                     2,899           2,878
                                                                   -------------
                                                                         25,338
                                                                   -------------

PHILIPPINES -- 7.2%
   National Power
     9.625%, 05/15/28                                     1,200           1,455
     6.875%, 11/02/16 (A)                                   965             981


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Philippines
     10.625%, 03/16/25                                   13,020    $     18,667
     9.875%, 01/15/19                                       300             392
     9.500%, 02/02/30                                     7,390           9,847
     9.375%, 01/18/17                                     1,800           2,219
     9.000%, 02/15/13                                       600             693
     8.000%, 01/15/16                                     3,710           4,220
     7.750%, 01/14/31                                    10,163          11,535
     7.500%, 09/25/24                                    12,509          13,822
                                                                   -------------
                                                                         63,831
                                                                   -------------

POLAND -- 0.3%
   Government of Poland
     5.250%, 01/15/14                                     3,015           3,011
                                                                   -------------

RUSSIA -- 7.6%
   Kazan Orgsintez
     9.250%, 10/30/11                                       675             683
   Russian Federation Registered
     12.750%, 06/24/28                                    5,570          10,059
     11.000%, 07/24/18                                    9,585          13,845
     8.625%, 05/05/11                                     1,580           1,579
     5.000%, 03/31/30 (H)                                36,105          40,759
                                                                   -------------
                                                                         66,925
                                                                   -------------

SOUTH AFRICA -- 1.3%
   Republic of South Africa
     7.375%, 04/25/12                                     1,055           1,134
     6.500%, 06/02/14                                     9,805          10,308
                                                                   -------------
                                                                         11,442
                                                                   -------------

SUPRA-NATIONAL -- 0.2%
   European Investment Bank
     10.000%, 01/28/11                TRY                 3,770           2,205
                                                                   -------------

THAILAND -- 0.9%
   Bangkok Land (J) (K)
     4.500%, 10/13/03                                    11,643           6,287
   True Move (A)
     10.750%, 12/16/13                                    1,250           1,235
                                                                   -------------
                                                                          7,522
                                                                   -------------

TUNISIA -- 0.5%
   Banque Centrale de Tunisie
     8.250%, 09/19/27                                     1,095           1,349
     7.375%, 04/25/12                                     2,640           2,859
                                                                   -------------
                                                                          4,208
                                                                   -------------

TURKEY -- 5.6%
   Republic of Turkey
     19.859%, 07/16/08                TRY                 8,900           4,656
     11.875%, 01/15/30                                    8,680          13,389
     9.500%, 01/15/14                                     7,235           8,429
     8.000%, 02/14/34                                     1,500           1,637
     7.375%, 02/05/25                                     3,900           4,019
     7.250%, 03/15/15                                     6,500           6,719
     7.000%, 09/26/16-06/05/20                            3,090           3,131
     6.875%, 03/17/36                                     3,120           2,980
     2.653%, 01/19/11                                     6,375           4,204
                                                                   -------------
                                                                         49,164
                                                                   -------------

--------------------------------------------------------------------------------
                                                 Face Amount
                                                ($ Thousands)      Market Value
Description                                       (1)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
UKRAINE -- 2.3%
   Government of Ukraine Registered
     8.903%, 08/05/09 (B)                                   900    $        953
     7.650%, 06/11/13 (C)                                 4,265           4,591
     7.650%, 06/11/13                                       600             646
     6.875%, 03/04/11 (A)                                 4,475           4,588
     6.625%, 03/04/11                                     1,000           1,029
     6.580%, 11/21/16                                       900             901
     6.580%, 11/21/16 (A)                                 6,735           6,735
   Naftogaz Ukrainy
     8.125%, 09/30/09                                       700             683
                                                                   -------------
                                                                         20,126
                                                                   -------------

UNITED KINGDOM -- 0.2%
   Credit Suisse First Boston International
     (Export/Import - Ukraine)
     6.800%, 10/04/12                                       600             585
   Credit Suisse First Boston for the
     City of Kiev
     8.000%, 11/06/15                                       750             776
                                                                   -------------
                                                                          1,361
                                                                   -------------

URUGUAY -- 4.1%
   Republic of Uruguay
     9.250%, 05/17/17                                     3,925           4,798
     8.000%, 11/18/22                                     3,700           4,199
     7.625%, 03/21/36                                     5,500           6,050
     7.500%, 03/15/15 (C)                                11,591          12,489
     5.000%, 09/14/18                 UYU                 2,750             122
     5.000%, 09/14/18                 UYU               110,500           4,990
   Republic of Uruguay PIK
     7.875%, 01/15/33                                     3,019           3,367
                                                                   -------------
                                                                         36,015
                                                                   -------------

VENEZUELA -- 8.5%
   Government of Venezuela
     13.625%, 08/15/18                                    1,200           1,842
     10.750%, 09/19/13                                   10,515          13,065
     9.375%, 01/13/34                                     3,000           3,960
     9.250%, 09/15/27                                    26,150          33,341
     8.500%, 10/08/14 (C)                                 7,473           8,456
     6.000%, 12/09/20                                     1,500           1,404
     5.750%, 02/26/16                                     5,375           5,093
     5.750%, 02/26/16                                     6,500           6,152
   Government of Venezuela Registered
     7.000%, 12/01/18                                       400             413
     5.375%, 08/07/10 (C)                                 1,850           1,817
                                                                   -------------
                                                                         75,543
                                                                   -------------

Total Global Bonds
   (Cost $667,117) ($ Thousands)                                        737,711
                                                                   -------------

DEPOSIT WITH COUNTERPARTY AS COLLATERAL
FOR SWAP CONTRACTS (G) -- 7.5%

UNITED STATES -- 7.5%
Deposits with Citibank as Collateral for Swap
   Contracts Outstanding                                422,941             423
Deposits with Citibank as Collateral for Swap
   Contracts Outstanding                                647,785             648
Deposits with Citigroup as Collateral for
   Swap Contracts Outstanding                         1,000,000           1,000


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

--------------------------------------------------------------------------------
                                               Shares/Face Amount  Market Value
Description                                     ($ Thousands) (1)  ($ Thousands)
--------------------------------------------------------------------------------
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                             18,700,000    $     18,700
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                              8,550,000           8,550
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                             11,270,000          11,270
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                              1,000,000           1,000
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                              1,400,000           1,400
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                              1,400,000           1,400
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                              3,600,000           3,600
Deposits with Deutsche Bank as
   Collateral for Swap Contracts
   Outstanding                                          877,046             877
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                        7,812,521           7,812
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                        2,797,988           2,798
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                          248,559             249
Deposits with Merrill Lynch as
   Collateral for Swap Contracts
   Outstanding                                          862,849             863
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                        1,270,000           1,270
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                          419,715             420
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                          351,612             352
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                          438,247             438
Deposits with Standard Chartered
   Bank as Collateral for Swap
   Contracts Outstanding                              1,135,955           1,136
Deposits with Standard Chartered
   Bank as Collateral for Swap
   Contracts Outstanding                              1,810,000           1,810
Deposits with Standard Chartered
   Bank as Collateral for Swap
   Contracts Outstanding                                201,373             201
                                                                   -------------
Total Deposit with Counterparty as Collateral for Swap
   Contracts
   (Cost $66,217) ($ Thousands)                                          66,217
                                                                   -------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------

LOAN PARTICIPATIONS -- 4.6%

BRAZIL -- 1.3%
   Global Village Telecom Loan PIK,
     Ser A (Counterparty: Deutsche
     Bank) (I) (J) (K)
     8.000%, 12/31/11                                     4,656    $      4,656
   Global Village Telecom Loan, Senior
     Secured Note (Counterparty: Deutsche Bank)
     (J) (K)
     12.000%, 06/30/11                                    6,204           6,514
                                                                   -------------
                                                                         11,170
                                                                   -------------

INDONESIA -- 1.0%
   Indonesia Standby Loan 94
     (Counterparty: Deutsche Bank)
     (B) (J) (K)
     4.000%, 12/31/49                                     5,594           5,482
   PKN Tranche Loan A (Counterparty:
     Citigroup Global Markets) (I) (J) (K)
     0.000%, 06/30/11                                     1,533           1,457
   PKN Tranche Loan B (Counterparty:
     Citigroup Global Markets) (I) (J) (K)
     0.000%, 05/01/11                                     4,200             345
   PKN Tranche Loan C Equity (I) (J) (K)
     0.000%, 12/31/49                                        25              --
   PKN Tranche Loan D Secured Short
     Term, Ser 1 (Counterparty:
     Citibank) (I) (J) (K)
     4.000%, 02/09/07                                       451             449
   PKN Tranche Loan D Secured Short
     Term, Ser 2 (Counterparty:
     Citibank) (I) (J) (K)
     4.000%, 02/09/07                                       819             815
                                                                   -------------
                                                                          8,548
                                                                   -------------

MEXICO -- 1.3%
   Altos Hornos, Promissory Note # 5
     (I) (J) (K)
     0.000%, 04/29/99                                     2,500           1,675
   Altos Hornos, Promissory Note # 6
     (I) (J) (K)
     0.000%, 04/29/99                                     2,500           1,675
   Altos Hornos, Promissory Note
     (Counterparty: Deutche Bank) (I)
     (J) (K)
     0.000%, 12/31/49                                     4,500           3,015
   Altos Hornos, Tranche A
     (Counterparty: Banc of America)
     (I) (J) (K)
     0.000%, 04/11/04                                     6,540           4,513
   Grupo Accerco Del Norte
     (Counterparty: Deutsche Bank) (I)
     (J) (K)
     0.000%, 12/31/49                                     7,750           1,007
                                                                   -------------
                                                                         11,885
                                                                   -------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
NIGERIA -- 0.0%
   PPMC GTEE Note (J) (K)
     0.000%, 04/15/07                                       280    $        280
                                                                   -------------
SINGAPORE -- 1.0%
   C2C Loan (Counterparty: Deutsche
     Bank) (B) (E) (J) (K)
     0.000%, 12/31/10                                    10,800           6,048
   C2C Loan, (Counterparty: Direct
     Bank) (J) (K)
     0.000%, 12/31/49                                     2,495           2,495
                                                                   -------------
                                                                          8,543
                                                                   -------------

Total Loan Participations
   (Cost $25,289) ($ Thousands)                                          40,426
                                                                   -------------

CORPORATE OBLIGATIONS (D) -- 3.4%

UNITED STATES -- 3.4%
   Allstate Life Global Funding II MTN
     (A) (B)
     5.390%, 01/17/08                                       455             455
   American General Finance (A) (B)
     5.400%, 01/17/08                                     1,435           1,435
   Bear Stearns EXL (B)
     5.390%, 01/17/08                                     1,762           1,762
   Countrywide Financial Services
     MTN (B)
     5.443%, 06/27/07                                       594             594
   Countrywide Financial Services
     MTN, Ser A (B)
     5.448%, 10/31/07                                     1,485           1,485
   Dekabank (A) (B)
     5.394%, 11/20/07                                     1,831           1,831
   Elysian Funding
     5.415%, 06/13/07                                       990             990
   Glitnir Bank (A) (B)
     5.400%, 04/06/07                                     1,485           1,485
   Irish Life & Permanent MTN, Ser X
     (A) (B)
     5.390%, 01/21/08                                     1,316           1,316
   Islandsbanki (A) (B)
     5.420%, 03/22/07                                       841             841
   Jackson National Life Funding (A) (B)
     5.349%, 01/03/08                                     2,178           2,178
   Kaupthing Bank MTN (A) (B)
     5.430%, 03/20/07                                     2,474           2,474
   Landsbanki Islands (A) (B)
     5.430%, 03/16/07                                     1,881           1,881
   Morgan Stanley EXL (B)
     5.380%, 01/04/08                                       346             346
   Morgan Stanley EXL, Ser S (B)
     5.370%, 01/07/08                                       495             495
   Natexis Banques (A) (B)
     5.360%, 01/17/08                                       965             965
   Nationwide Building Society (A) (B)
     5.423%, 10/26/07                                       544             544
     5.380%, 01/07/08                                       990             990
   Nordbank (A) (B)
     5.380%, 01/24/08                                     1,683           1,682
   Northern Rock (A) (B)
     5.390%, 01/03/08                                     1,019           1,019
   Pacific Life Global Funding (A) (B)
     5.400%, 01/14/08                                       742             742

--------------------------------------------------------------------------------
                                                 Face Amount
                                                ($ Thousands)      Market Value
Description                                       (1)/Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Premium Asset Trust, Ser 2004-10
     (A) (B)
     5.410%, 01/17/08                                     1,386    $      1,386
   SLM EXL, Ser S (A) (B)
     5.350%, 01/17/08                                     1,089           1,089
   Skandinav Enskilda Bank (A) (B)
     5.350%, 01/18/08                                     1,089           1,089
   Stanfield Victoria MTN (A) (B)
     5.445%, 06/11/07                                       990             990
                                                                   -------------
Total Corporate Obligations
   (Cost $30,064) ($ Thousands)                                          30,064
                                                                   -------------

ASSET-BACKED SECURITIES (A)(B)(D) -- 0.4%

UNITED STATES -- 0.4%
   Duke Funding, Ser 2004-6B, Cl
     A1S1
     5.440%, 10/09/07                                       743             743
   Newcastle CDO Limited, Ser 2005-
     6A, Cl IM1
     5.370%, 04/24/07                                       198             198
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM6
     5.380%, 02/26/07                                       214             214
   Saturn Ventures II
     5.410%, 02/07/07                                       797             797
   TIAA Real Estate, Ser 2003-1A, Cl A1
     5.380%, 09/28/07                                       736             736
   Witherspoon CDO Funding
     5.360%, 03/15/07                                       854             854
                                                                   -------------
Total Asset-Backed Securities
   (Cost $3,542) ($ Thousands)                                            3,542
                                                                   -------------

COMMON STOCK -- 0.0%

THAILAND -- 0.0%
TPI Polene Public*                                      595,488             189
                                                                   -------------
Total Common Stock
   (Cost $194) ($ Thousands)                                                189
                                                                   -------------

                                                      Number of
                                                      Warrants
                                                    ------------

WARRANTS -- 0.0%

CYPRUS -- 0.0%
Teorema Holding, Expires 10/27/09*                          188              --
NIGERIA -- 0.0%
Central Bank of Nigeria, Expires
   11/15/20 (K)*                                          2,250              --
                                                                   -------------
Total Warrants
   (Cost $0) ($ Thousands)                                                   --
                                                                   -------------

MASTER NOTES (B)(D) -- 0.3%
   Bank of America
     5.383%, 12/30/06                                     2,474           2,474
   Bear Stearns
     5.433%, 12/30/06                                       297             297
                                                                   -------------
Total Master Notes
   (Cost $2,771) ($ Thousands)                                            2,771
                                                                   -------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (D)(E) -- 0.2%

UNITED STATES -- 0.2%
   KKR Pacific Funding Trust
     5.348%, 01/02/07                                       495    $        494
   Ocala Funding LLC
     5.388%, 01/26/07                                       495             493
   Rhineland Funding Capital
     5.393%, 02/13/07                                       490             487
     5.380%, 01/25/07                                       624             621
                                                                   -------------
Total Commercial Paper
   (Cost $2,095) ($ Thousands)                                            2,095
                                                                   -------------

CERTIFICATES OF DEPOSIT (D) -- 0.2%

UNITED STATES -- 0.2%
   Barclays Bank
     5.440%, 06/11/07                                       495             495
   CC USA (A)
     5.520%, 06/18/07                                       990             990
   US Trust Company New York (B)
     5.390%, 03/13/07                                       396             396
                                                                   -------------
Total Certificates of Deposit
   (Cost $1,881) ($ Thousands)                                            1,881
                                                                   -------------

REPURCHASE AGREEMENTS (D)(F) -- 1.0%

Barclays Capital
   5.280%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $1,115,899 (collateralized by a
   U.S. Government Obligation, par value
   $1,139,208, 0.000%, 06/18/08, total
   market value $1,137,556)                               1,115           1,115
Deutsche Bank
   5.280%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $480,254 (collateralized by U.S.
   Government Obligations, ranging in par
   value $5,394-$382,369, 4.625%-6.250%,
   02/01/11-03/03/25, total market value
   $489,611)                                                480             480
Lehman Brothers
   5.280%, dated 12/29/06, to be
   repurchased on 01/02/07, repurchase
   price $6,929,606 (collateralized by U.S.
   Government Obligations, ranging in par
   value $16,480-$284,814, 0.000%-7.350%,
   02/22/07-05/08/30, total market value
   $7,067,181)                                            6,929           6,929
                                                                   -------------
Total Repurchase Agreements
   (Cost $8,524) ($ Thousands)                                            8,524
                                                                   -------------

Total Investments -- 100.9%
   (Cost $807,694) ($ Thousands)+                                  $    893,420
                                                                   =============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

Forward Foreign Currency Contracts-- A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2006, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                              CURRENCY              CURRENCY       APPRECIATION
SETTLEMENT                  TO DELIVER            TO RECEIVE     (DEPRECIATION)
DATE                       (THOUSANDS)           (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
1/3/07              BRL         11,948     USD         5,529      $        (67)
1/3/07-2/2/07       USD         10,949     BRL        23,896               216
1/10/07-3/12/07     USD            900     NGN       115,632                (2)
1/16/07             RUB         18,372     USD           700                 2
1/16/07-3/22/07     USD         11,643     RUB       314,344               298
1/18/07-2/22/07     USD         17,705     MXP       192,996                96
1/23/07             USD          4,394     EUR         3,350                27
1/23/07-2/22/07     EUR         15,046     USD        19,078              (784)
1/25/07             USD         11,361     PLZ        32,610              (117)
1/25/07             USD         10,520     ZAR        78,501               597
1/25/07             ZAR         27,247     USD         3,808               (50)
                                                               -----------------
                                                                  $        216
                                                               =================

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
--------------------------------------------------------------------------------
                                                                     UNREALIZED
TYPE OF                    NUMBER OF              EXPIRATION       APPRECIATION
CONTRACT                   CONTRACTS                    DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond      (58)                   Mar-2007         $      100
                                                               =================


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

Swaps -- A summary of outstanding swap agreements held by Fund at December 31, 2006 is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                     EXPIRATION            AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                DATE     ($ THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Deutsche Bank)                             08/15/10     $      1,400     $          135

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: JPMorgan Chase)                            08/15/10           12,000                689

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the return on the payment period and pays if the return on the spread depreciates
    over the payment period. (Counterparty: JPMorgan Chase)                            05/15/11            4,214                158

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Merrill Lynch)                             08/15/10            1,400                 93

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                                 02/07/07          143,103                102

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                                 03/05/07           59,341                 31

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                                 05/08/07          251,470                 81

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                     EXPIRATION            AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                DATE     ($ THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                                 04/03/09     $     82,011     $           34

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Bank)                             02/06/07           60,130                 44

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Bank)                             05/08/07          176,342                 63

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Bank)                             12/20/08           45,003                 36

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Bank)                             02/26/09           55,618                 12

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)                     05/04/07          158,728                 68

Fund receives payment at maturity on the Nigerian NGN Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Standard Charter Bank)                     05/15/07           28,424                 14

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                     EXPIRATION            AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                DATE     ($ THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Zambia CPI Index
    times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
    and pays if the return on the spread depreciates
    over the payment period. (Counterparty: Citigroup)                                 12/26/06     $  2,439,174     $          (35)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $        1,525
====================================================================================================================================
                                                        CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.9225% (3.690% per annum) on a termination date.
    Upon a defined credit event, Fund pays the
    notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: JPMorgan Chase)                             10/20/15     $      4,500     $          703

Fund receives quarterly payment of 0.4000% (1.600% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty: Credit
    Suisse First Boston)                                                               01/20/16            8,550                334

Fund receives quarterly payment of 0.3425% (1.370% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Credit Suisse First Boston)                 08/20/16            1,000                 27

Fund receives semi-annual payment of 2.875% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Credit Suisse First Boston)                 12/20/07            1,400                  1

Fund receives semi-annual payment of 2.875% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Credit Suisse First Boston)                 12/20/08            1,400                  1

Fund receives semi-annual payment of 2.875% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Credit Suisse First Boston)                 12/20/09            3,600                 14

Fund receives quarterly payment of 0.1588% (0.635% per annum) times the notional amount of Russian Federation Registered, 5.000%, 03/31/30. Upon a defined credit event,
    Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Credit Suisse First Boston)                 03/20/16           11,270                  7

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                     EXPIRATION            AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                DATE     ($ THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Russian Federation Registered, 4.107%, 04/15/10. Upon a defined credit event,
    Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Credit Suisse First Boston)                 04/15/10     $      2,000     $           49

Fund receives quarterly payment of 0.2225% (0.890% per annum) times the notional amount of  Russian Federation Registered, 4.107%, 09/10/15. Upon a defined credit event,
    Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Credit Suisse First Boston)                 09/20/15            4,350                 84

Fund receives quarterly payment of 0.1775% (0.710% per annum) times the notional amount of  Russian Federation Registered, 5.000%, 03/31/30. Upon a defined credit event,
    Fund pays the notional amount and takes receipt of the defined
    deliverable obligation. (Counterparty: Deutsche Bank)                              01/20/16           18,700                622

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $        1,842
====================================================================================================================================


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2006

      Percentages are based on Net Assets of $885,219
      ($ Thousands).

*     Non-Income Producing Security

(1)   In U.S. dollars unless otherwise indicated.

(A) This security was sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.

(C) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $44,494 ($ Thousands).

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $48,877 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F)   Tri-Party Repurchase Agreement.

(G) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2006. The coupon on a step bond changes on a specified date.

(I)   Security in default on interest payments.

(J) Securities considered illiquid. The total value of such securities as of December 31, 2006 was $48,527 ($ Thousands) and represents 5.48% of net assets.

(K) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2006 was $48,527 ($ Thousands) and represents 5.48% of net assets.

(L) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

BRL   -- Brazilian Real
CDO   -- Collateralized Debt Obligation
COP   -- Chilean Peso
Cl    -- Class
EUR   -- Euro
EXL   -- Extendable Maturity
LLC   -- Limited Liability Company
IDR   -- Indonesian Rupiah
FLIRB -- Front Loaded Interest Reduction Bond
ITL   -- Italian Lira
MTN   -- Medium Term Note
MXP   -- Mexican Peso
NGN   -- Nigerian Naira
NIM   -- Net Interest Margin
PIK   -- Payment-in-Kind
PLZ   -- Polish Zloty
RUB   -- Russian Ruble
Ser   -- Series
USD   -- U.S. Dollar
UYU   -- Uruguay Peso
TRY   -- Turkish Lira
ZAR   -- South African Rand

+ At December 31, 2006, the tax basis cost of the Fund's total investments was $807,694 ($ Thousands), and the unrealized appreciation and depreciation were $91,934
      ($ Thousands) and $(6,208) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

      Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional International Trust


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: February 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date:  February 28, 2007

By (Signature and Title)*              /s/ Stephen F. Panner
                                       -----------------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: February 28, 2007

* Print the name and title of each signing officer under his or her signature.